AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 23, 2002

================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        |X|
                               (File No. 33-41395)

                       Pre-Effective Amendment No. __                       |_|
                       Post-Effective Amendment No. 19                      |X|
                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |X|
                               (File No. 811-6340)

                                Amendment No. 20                            |X|
                        (Check appropriate box or boxes.)

                        GREAT HALL INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

               60 SOUTH SIXTH STREET, MINNEAPOLIS, MINNESOTA 55402 (Address of Principal Executive Offices) (Zip Code)

                                 (612) 371-7765
              (Registrant's Telephone Number, including Area Code)

                                  JOHN G. TAFT
               60 SOUTH SIXTH STREET, MINNEAPOLIS, MINNESOTA 55402
                     (Name and Address of Agent for Service)

                                   COPIES TO:
            Matthew L. Thompson                       John R. Houston
            Faegre & Benson LLP           Robins, Kaplan, Miller & Ciresi L.L.P.
    90 South Seventh Street, Suite 2200             2800 LaSalle Plaza
       Minneapolis, Minnesota 55402                 800 LaSalle Avenue
                                               Minneapolis, Minnesota 55402

It is proposed that this filing will become effective (check appropriate box):
|_|      Immediately upon filing pursuant to paragraph (b) of Rule 485
|_|      On [date] pursuant to paragraph (b) of Rule 485
|_|      60 days after filing pursuant to paragraph (a)(1) of Rule 485
|X|      On December 1, 2002 pursuant to paragraph (a)(1) of Rule 485
|_|      75 days after filing pursuant to paragraph (a)(2) of Rule 485
|_|      on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        GREAT HALL INVESTMENT FUNDS, INC.

                     POST-EFFECTIVE AMENDMENT NO. 19 TO THE
                       REGISTRATION STATEMENT ON FORM N-1A

                   EXPLANATORY NOTE TO REGISTRATION STATEMENT

         Great Hall Investment Funds, Inc. (the "Registrant") currently is authorized to issue its shares in five series, as follows:

                  Series A -- Great Hall Prime Money Market Fund ("Prime Fund"); Series B -- Great Hall U.S. Government Money Market Fund
                              ("Government Fund");
                  Series C -- Great Hall Tax-Free Money Market Fund ("Tax-Free
                              Fund");
                  Series F -- Great Hall Institutional Prime Money Market Fund
                              ("Institutional Prime Fund"); and
                  Series G -- Great Hall Institutional Tax-Free Money Market
                              Fund ("Institutional Tax-Free Fund").

         Part A consists of three prospectuses -- one prospectus for Prime Fund, Government Fund and Tax-Free Fund's "Investor Shares," a separate prospectus for Prime Fund and Government Fund's "Reserve Shares," and a separate prospectus for Institutional Prime Fund and Institutional Tax-Free Fund.

         Part B consists of one Statement of Additional Information ("SAI") covering all five series.

                        GREAT HALL INVESTMENT FUNDS, INC.


                     POST-EFFECTIVE AMENDMENT NO. 19 TO THE
                       REGISTRATION STATEMENT ON FORM N-1A


                                     PART A


                                  GREAT HALL(R)
                             INVESTMENT FUNDS, INC.



                                   PROSPECTUS
                                DECEMBER 1, 2002







                             PRIME MONEY MARKET FUND
                        U.S. GOVERNMENT MONEY MARKET FUND
                           TAX-FREE MONEY MARKET FUND
                                 INVESTOR SHARES



As with all mutual funds, neither the Securities and Exchange Commission (SEC) nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                     [LOGO]
                        GREAT HALL INVESTMENT FUNDS, INC.

CONTENTS


Profile of the Funds                        1

Fees and Expenses                           5

Fund Management                             6

Share Price                                 6

How to Buy Shares                           6

How to Redeem Shares                        6

Distributions                               7

Taxes                                       7

Financial Highlights                        8

                              PROFILE OF THE FUNDS

WHAT ARE THE FUNDS?

     Great Hall(R) Prime Money Market Fund (Prime Fund), Great Hall U.S. Government Money Market Fund (Government Fund) and Great Hall Tax-Free Money Market Fund (Tax-Free Fund) are mutual funds professionally managed by Voyageur Asset Management Inc. If you invest in the Funds, you become a Fund shareholder.


WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

     Each Fund's investment objective is to achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity. These objectives cannot be changed without the approval of Fund shareholders.


WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?

     o PRIME FUND. Prime Fund invests in a variety of high quality money market instruments, including commercial paper, corporate debt obligations, U.S. Government securities, bank securities, certificates of deposit and repurchase agreements.

     o GOVERNMENT FUND. Government Fund invests only in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and in repurchase agreements secured by such obligations. In normal market conditions, at least 80% of the Fund's assets must be invested in U.S. Government securities and in repurchase agreements secured by them. However, Voyageur will attempt to keep substantially all of the Fund's assets invested in these instruments.

     o TAX-FREE FUND. Tax-Free Fund invests in high quality debt obligations that pay interest that is exempt from federal income taxes. In normal market conditions, at least 80% of the Fund's assets must be invested in tax-exempt securities. However, Voyageur will attempt to keep substantially all of the Fund's assets invested in tax-exempt securities.

     Federal regulations require money market funds to meet strict quality, maturity and diversification standards. The Funds have adopted policies to ensure that they meet each of these standards. In certain respects (as discussed below), the Funds exceed these standards.

     o CREDIT QUALITY. Money market funds must invest exclusively in high quality securities. To be considered high quality, a security generally must be rated in one of the two highest short-term credit quality categories by a nationally recognized rating organization such as Standard & Poors Corporation or Moody's Investors Service, Inc. If a security is unrated, the money market fund's investment adviser must consider it to be of comparable quality to a rated security.

          The Funds maintain even higher standards. For example, the Funds do not invest in unrated securities. Additionally, Prime Fund and Government Fund invest only in securities that have received the highest short-term rating from at least two rating organizations, and Tax-Free Fund invests only in securities that have received the highest short-term rating from at least one rating organization.

     o MATURITY. Each Fund must invest exclusively in securities having remaining maturities of 397 days or less. Each Fund also must maintain a dollar-weighted average portfolio maturity of 90 days or less. Government Fund voluntarily maintains a shorter dollar- weighted average portfolio maturity of 60 days or less.

     o DIVERSIFICATION. Immediately after any investment by a Fund in a security (other than a U.S. Government security or a security that is "guaranteed" by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments. Separate diversification standards apply to securities subject to guarantees.

WHO SHOULD INVEST IN THE FUNDS?

     The Funds are designed for investors looking for current income and a stable investment. BEFORE YOU INVEST, PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

     Each Fund is a "money market fund" and, as such, seeks income by investing in short-term debt securities and must meet strict standards established by the Board of Directors. These standards are based on special rules for money market funds designed to help them maintain a stable share price of $1.00 per share. However, it is possible to lose money by investing in the Funds. The Funds could also underperform short-term debt instruments or other money market funds.

     o INTEREST RATE CHANGES. As with any investment whose yield reflects current interest rates, the Funds' yields will change over time. During periods when interest rates are low, a Fund's yield will also be low.

     o AN ISSUER OR GUARANTOR OF THE FUNDS' SECURITIES DEFAULTS. Although the risk of default is generally considered small, any default by the issuer or guarantor of a portfolio investment or downgrade in its credit rating could cause a Fund's share price or yield to fall.

     o INVESTMENT ADVISER'S JUDGMENT. The Funds are subject to the risk that Voyageur's security selection and expectations regarding interest rate trends will cause the Funds' yields to lag other funds with similar investment objectives. The Funds' emphasis on quality and stability could also cause them to underperform other money market funds, particularly those that take greater maturity and credit risks.

     o THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

     o FUND INVESTMENT IS NOT INSURED. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation
          (FDIC) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

HOW HAVE THE FUNDS PERFORMED OVER TIME?

     Below are a chart and a table for each Fund indicating the risks of investing in each Fund by comparing the Fund's performance from year to year and its average annual total return compared with that of a broad measure of market performance. These figures assume that all distributions were reinvested. Keep in mind that each Fund's past performance does not indicate how the Fund will perform in the future.

     Information presented in the bar chart and table is for each Fund's Investor Shares, the class offered by this prospectus. Another class of each Fund's shares is made available through a separate prospectus (the "Reserve Shares"). Each Fund's Investor Shares and Reserve Shares will have closely correlated returns, because they are invested in the same portfolio of securities. However, the performance of the Reserve Shares will be lower due to their higher expenses.

     IF YOU WOULD LIKE TO KNOW A FUND'S CURRENT SEVEN-DAY YIELD, CALL THE FUNDS AT 1-800-934-6674.

PRIME FUND
----------

              ANNUAL TOTAL RETURNS FOR THE YEARS ENDED DECEMBER 31,

[BAR CHART]

 3.25%   2.55%   3.54%   5.22%   4.83%   4.98%   5.00%   4.61%   5.79%   3.59%
--------------------------------------------------------------------------------
 1992    1993    1994    1995    1996    1997    1998    1999    2000    2001

During the period shown, the highest return for a calendar quarter was 1.52% (quarter ended December, 2000) and the lowest return for a quarter was 0.50% (quarter ended December, 2001).

                                   Average Annual Total Returns for the Periods Ended
                                                  December 31, 2001
                              ------------------------------------------------------------
                                                                         Since Inception
                                 1 Year       5 Years      10 Years     (November 1, 1991)
                              ------------------------------------------------------------
Prime Fund ...................   3.59%         4.79%        4.34%             4.34%
iMoneyNet First Tier Retail
 Taxable Money Market Fund
 Average(TM) .................   [  ]%         [  ]%        [  ]%             [  ]%

     Prime Fund's total return for the nine months ended September 30, 2002
was     %.

GOVERNMENT FUND
---------------

              ANNUAL TOTAL RETURNS FOR THE YEARS ENDED DECEMBER 31,

[BAR CHART]

 3.11%   2.47%   3.48%   5.18%   4.76%   4.93%   4.89%   4.52%   5.75%   3.62%
--------------------------------------------------------------------------------
 1992    1993    1994    1995    1996    1997    1998    1999    2000    2001

During the period shown, the highest return for a calendar quarter was 1.52% (quarter ended December, 2000) and the lowest return for a quarter was 0.52% (quarter ended December, 2001).

                              Annual Total Returns for the Periods Ended December 31, 2001
                              ------------------------------------------------------------
                                                                          Since Inception
                                 1 Year       5 Years      10 Years     (November 1, 1991)
                              ------------------------------------------------------------
Government Fund ..............   3.62%         4.74%        4.27%             4.27%
iMoneyNet U.S. Government and
 Agencies Retail Money Market
 Fund Average(TM) ............   [  ]%         [  ]%        [  ]%             [  ]%

     Government Fund's total return for the nine months ended September 30,
2002 was     %.

TAX-FREE FUND
-------------

              ANNUAL TOTAL RETURNS FOR THE YEARS ENDED DECEMBER 31,

[BAR CHART]

 2.55%   1.97%   2.34%   3.28%   2.94%   3.08%   2.95%   2.74%   3.50%   2.21%
--------------------------------------------------------------------------------
 1992    1993    1994    1995    1996    1997    1998    1999    2000    2001

During the period shown, the highest return for a calendar quarter was 0.93% (quarter ended June, 2000) and the lowest return for a quarter was 0.34% (quarter ended December, 2001).

                                   Average Annual Total Returns for the Periods Ended
                                                   December 31, 2001
                              ------------------------------------------------------------
                                                                        Since Inception
                                 1 Year       5 Years      10 Years     (November 1, 1991)
                              ------------------------------------------------------------
Tax-Free Fund. ...............   2.21%         2.89%        2.75%             2.77%
iMoneyNet Stockbroker and
 General Purpose Money Market
 Fund Average(TM) ............   [  ]%         [  ]%        [  ]%             [  ]%

     Tax-Free Fund's total return for the nine months ended September 30, 2002
was     %.

                                FEES AND EXPENSES

     This table sets forth the fees and expenses you will pay if you invest in the Funds.

                                                            Prime      Government      Tax-Free
                                                            Fund          Fund           Fund
                                                            -----      ----------      --------
SHAREHOLDER FEES
 (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (load) on purchases ..............      None          None           None
Maximum deferred sales charge (load) ..................      None          None           None

ANNUAL FUND OPERATING EXPENSES
 (EXPENSES DEDUCTED FROM FUND ASSETS)
Management fee ........................................      0.43%         0.38%          0.50%
Distribution and servicing fee (12b-1) ................      None          None           None
Other expenses(1) .....................................      0.50%         0.40%          0.34%
Total annual fund operating expenses ..................      0.93%         0.78%          0.84%
Contractual fee waiver/expense reimbursement(2) .......     (0.22)%       (0.07)%        (0.22)%
                                                            -----         -----          -----
Net expenses ..........................................      0.71%         0.71%          0.62%

---------------------
(1)"Other expenses" are based on each Fund's most recently completed fiscal year, restated to reflect for the entire year an administrative services fee of 0.25% per annum for administrative services provided by Voyageur to each Fund.

(2)Effective June 1, 2002, Voyageur entered into a contractual expense limitation agreement with each Fund under which it will limit expenses in order to ensure that annual fund operating expenses do not exceed 0.71% for Prime Fund, 0.71% for Government Fund and 0.62% for Tax-Free Fund. Pursuant to this arrangement, Voyageur's contractual obligation to waive and/or reimburse expenses is limited to 0.25% per annum of the respective Fund's average daily net assets. Information presented for "Contractual fee waiver/expense reimbursement" has been restated to reflect this contractual arrangement as if it had been in effect during the entire previous fiscal year. Voyageur may voluntarily waive and/or reimburse additional fund operating expenses from time to time. Any such program may be modified or discontinued at any time without notice.

EXAMPLE

     This example helps you to compare the costs of investing in the Funds with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

     o    You invest $10,000 in the Fund for the period shown
     o    Your investment has a 5% return each year
     o    You reinvest all distributions and dividends
     o    The Fund's operating expense levels remain the same from year to year

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
                                              --------------------------------------------
                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                              --------------------------------------------
Prime Fund ................................      $73        $227        $395        $883
Government Fund ...........................       73         227         395         883
Tax-Free Fund .............................       63         199         346         774

                                 FUND MANAGEMENT

     INVESTMENT ADVISER. The Funds have entered into an investment advisory agreement with Voyageur Asset Management Inc. to serve as the Funds' investment adviser. Voyageur's address is 90 South Seventh Street, Minneapolis, Minnesota 55402. Voyageur selects the Funds' investments and oversees their operations. Voyageur has been registered with the Securities and Exchange Commission (SEC) as an investment adviser since 1983, and has been a portfolio manager of publicly offered mutual funds since 1986. Voyageur is a wholly-owned subsidiary of RBC Dain Rauscher Corp. RBC Dain Rauscher Corp. is a wholly-owned subsidiary of Royal Bank of Canada. For its services, Voyageur received an investment advisory fee during each Fund's last fiscal year equal to the amount shown below:

                                                       Management fee
                                               (AS A PERCENTAGE OF THE FUND'S
                         Fund                     AVERAGE DAILY NET ASSETS)
         --------------------------------------------------------------------
         Prime Fund .......................                 0.43%
         Government Fund ..................                 0.38%
         Tax-Free Fund ....................                 0.50%

     Pursuant to a separate agreement, Voyageur provides administrative services to each Fund. Each Fund pays Voyageur an administrative services fee at the annual rate of 0.25% of the average daily net assets of the Fund.

     DISTRIBUTOR. RBC Dain Rauscher Inc. is the distributor of the Funds' shares. The firm is a member of the New York Stock Exchange and of the National Association of Securities Dealers, Inc., and (like Voyageur) is a wholly-owned subsidiary of RBC Dain Rauscher Corp.


                                   SHARE PRICE

     The Funds calculate their share prices at the close of each business day for the New York Stock Exchange (currently 4:00 p.m. New York time). A Fund's share price is its net asset value per share (or NAV), which is the value of the Fund's net assets divided by the number of its outstanding shares. The Funds seek to maintain a stable NAV of $1.00 per share.


                                HOW TO BUY SHARES

     You may purchase shares of each Fund at their next determined NAV. Shares of the Funds are sold without a sales charge. You may open an account to purchase shares by contacting your investment executive or by contacting the Funds directly at the address or telephone number on the cover of this prospectus.


                              HOW TO REDEEM SHARES

     You may redeem shares for cash at their next determined NAV by contacting your investment executive or by contacting the Funds directly at the address or telephone number on the cover of this prospectus. If you recently purchased your shares by check, your redemption proceeds will not be sent to you until your check clears. Redemptions may be suspended or postponed at times when the New York Stock Exchange is closed, when trading is restricted, or under certain emergency circumstances as determined by the SEC. Redemptions are treated as sales for federal income tax purposes.

                                  DISTRIBUTIONS

     Each Fund declares a dividend of substantially all of its net investment income on each business day. These dividends are paid monthly. Each Fund will distribute its capital gains (if it has any) once a year, typically in December. Each Fund may make additional distributions if necessary for the Fund to avoid paying taxes. Each Fund expects distributions to be primarily from income. The Funds normally will not earn or distribute long-term capital gains. Dividends and distributions are reinvested in additional Fund shares at NAV.


                                      TAXES

     Shortly after the beginning of each year, the Funds provide you with information about the distributions and dividends you received during the previous year.

     Because everybody's tax situation is different, you should consult with your tax adviser about the tax implications of your investment in a Fund.

     PRIME FUND AND GOVERNMENT FUND. Under federal law, the income derived from obligations issued by the U.S. Government and certain of its agencies and instrumentalities is exempt from state individual income taxes. Most states permit mutual funds to "pass through" this tax exemption to their shareholders.

     TAX-FREE FUND. Dividends derived from interest on tax-exempt municipal obligations will generally not be subject to federal income tax. Capital gain distributions on municipal obligations will be taxed as capital gains, even if reinvested in additional shares. Tax-Free Fund anticipates that substantially all of its dividends will be exempt from federal income taxes (including the federal alternative minimum tax) and will notify each shareholder annually of the tax status of all distributions. Distributions, however, may be subject to state and local taxes.

                              FINANCIAL HIGHLIGHTS

     The following tables are intended to help you understand each Fund's financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on a Fund share assuming reinvestment of all distributions. The information in the following tables for the fiscal years ended July 31, 2001 and July 31, 2002 was audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report (available upon request). The information in the following tables for all other fiscal years was audited by the Funds' former independent accountants.

PRIME FUND

                                         Year ended        Year ended        Year ended        Year ended        Year ended
                                       July 31, 2002     July 31, 2001     July 31, 2000     July 31, 1999     July 31, 1998
----------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period ..............      $                $     1.00        $     1.00        $     1.00        $     1.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations .......................                             0.05              0.05              0.05              0.05
Distributions to
 shareholders from
 investment income ................                            (0.05)            (0.05)            (0.05)            (0.05)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period ...........................      $                $     1.00        $     1.00        $     1.00        $     1.00
----------------------------------------------------------------------------------------------------------------------------
Total return ......................                %             5.1%              5.3%              4.6%              5.0%
Net assets at end of
 period (000's omitted) ...........      $                $5,281,520        $4,851,503        $4,522,700        $4,844,352
Ratio of expenses to
 average daily net assets .........                %            0.62%             0.63%             0.61%             0.63%
Ratio of net investment
 income to average
 daily net assets .................                %            5.11%             5.32%             4.62%             5.04%

GOVERNMENT FUND

                                        Year ended       Year ended        Year ended        Year ended        Year ended
                                      July 31, 2002    July 31, 2001     July 31, 2000     July 31, 1999     July 31, 1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period ..............      $                $   1.00          $   1.00          $   1.00          $   1.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations .......................                           0.05              0.05              0.05              0.05
Distributions to
 shareholders from
 investment income ................                          (0.05)            (0.05)            (0.05)            (0.05)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period ...........................      $                $   1.00          $   1.00          $   1.00          $   1.00
--------------------------------------------------------------------------------------------------------------------------
Total return ......................              %             5.1%              5.2%              4.5%              5.0%
Net assets at end of
 period (000's omitted) ...........      $                $462,467          $266,961          $271,376          $228,929
Ratio of expenses to
 average daily net assets .........              %            0.54%             0.57%             0.59%             0.59%
Ratio of net investment
 income to average
 daily net assets .................              %            4.88%             5.22%             4.50%             4.98%


TAX-FREE FUND

                                        Year ended       Year ended        Year ended        Year ended       Year ended
                                      July 31, 2002    July 31, 2001     July 31, 2000     July 31, 1999     July 31, 1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period ..............      $                $   1.00          $   1.00          $   1.00          $   1.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations .......................                           0.03              0.03              0.03              0.03
Distributions to
 shareholders from
 investment income ................                          (0.03)            (0.03)            (0.03)            (0.03)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period ...........................      $                $   1.00          $   1.00          $   1.00          $   1.00
--------------------------------------------------------------------------------------------------------------------------
Total return ......................              %             3.1%              3.2%              2.7%              3.1%
Net assets at end of
 period (000's omitted) ...........      $                $489,932          $426,230          $497,139          $545,849
Ratio of expenses to
 average daily net assets .........              %            0.59%             0.59%             0.59%             0.58%
Ratio of net investment
 income to average
 daily net assets .................              %            3.07%             3.16%             2.65%             3.05%

GREAT HALL INVESTMENT FUNDS, INC.

     SHAREHOLDER REPORTS. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions that affected the Funds' performance during the last fiscal year.

     STATEMENT OF ADDITIONAL INFORMATION. The Funds' Statement of Additional Information provides more detailed information about the Funds and is incorporated into this prospectus by reference.

     You can make inquiries about the Funds or obtain shareholder reports or the Statement of Additional Information (without charge) by contacting Great Hall Investment Funds, Inc. at 1-800-934-6674 or by writing to the Funds at Great Hall Investment Funds, Inc., 60 South Sixth Street, Minneapolis, Minnesota 55402.

     You can also copy and review the Funds' shareholder reports, prospectus and Statement of Additional Information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009, or by electronic request at the following email address: publicinfo@sec.gov. Information about the public reference room may be obtained by calling the SEC at 202-942-8090. You can get the same information free from the SEC's Internet web site at http://www.sec.gov.

     IN DECIDING WHETHER OR NOT TO INVEST, YOU SHOULD NOT RELY ON ANY INFORMATION CONCERNING THE FUNDS OTHER THAN INFORMATION CONTAINED OR REFERENCED IN THIS PROSPECTUS. INFORMATION IN THIS PROSPECTUS IS CURRENT AS OF DECEMBER 1, 2002 BUT MAY CHANGE WITHOUT NOTICE AFTER SUCH DATE.

                  Investment Company Act File Number 811-6340




         GREAT HALL IS A REGISTERED TRADEMARK OF RBC DAIN RAUSCHER CORP.

                 (This page has been left blank intentionally.)

                                  GREAT HALL(R)
                             INVESTMENT FUNDS, INC.


                                   PROSPECTUS
                                DECEMBER 1, 2002







                             PRIME MONEY MARKET FUND
                        U.S. GOVERNMENT MONEY MARKET FUND
                                 RESERVE SHARES



As with all mutual funds, neither the Securities and Exchange Commission (SEC) nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                     [LOGO]
                        GREAT HALL INVESTMENT FUNDS, INC.

CONTENTS


Profile of the Funds                        1

Fees and Expenses                           4

Fund Management                             5

Share Price                                 5

How to Buy Shares                           6

How to Redeem Shares                        6

Distributions                               6

Taxes                                       6

Financial Highlights                        7

                              PROFILE OF THE FUNDS

WHAT ARE THE FUNDS?

     Great Hall(R) Prime Money Market Fund (Prime Fund) and Great Hall U.S. Government Money Market Fund (Government Fund) are mutual funds professionally managed by Voyageur Asset Management Inc. If you invest in the Funds, you become a Fund shareholder.

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

     Each Fund's investment objective is to achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity. These objectives cannot be changed without the approval of Fund shareholders.

WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?

     o PRIME FUND. Prime Fund invests in a variety of high quality money market instruments, including commercial paper, corporate debt obligations, U.S. Government securities, bank securities, certificates of deposit and repurchase agreements.

     o GOVERNMENT FUND. Government Fund invests only in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and in repurchase agreements secured by such obligations. In normal market conditions, at least 80% of the Fund's assets must be invested in U.S. Government securities and in repurchase agreements secured by them. However, Voyageur will attempt to keep substantially all of the Fund's assets invested in these instruments.

     Federal regulations require money market funds to meet strict quality, maturity and diversification standards. The Funds have adopted policies to ensure that they meet each of these standards. In certain respects (as discussed below), the Funds exceed these standards.

     o CREDIT QUALITY. Money market funds must invest exclusively in high quality securities. To be considered high quality, a security generally must be rated in one of the two highest short-term credit quality categories by a nationally recognized rating organization such as Standard & Poors Corporation or Moody's Investors Service, Inc. If a security is unrated, the money market fund's investment adviser must consider it to be of comparable quality to a rated security.

          The Funds maintain even higher standards. For example, the Funds do not invest in unrated securities. Additionally, the Funds invest only in securities that have received the highest short-term rating from at least two rating organizations.

     o MATURITY. Each Fund must invest exclusively in securities having remaining maturities of 397 days or less. Each Fund also must maintain a dollar-weighted average portfolio maturity of 90 days or less. Government Fund voluntarily maintains a shorter dollar- weighted average portfolio maturity of 60 days or less.

     o DIVERSIFICATION. Immediately after any investment by a Fund in a security (other than a U.S. Government security or a security that is "guaranteed" by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments. Separate diversification standards apply to securities subject to guarantees.

WHO SHOULD INVEST IN THE FUNDS?

     The Funds are designed for investors looking for current income and a stable investment. BEFORE YOU INVEST, PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

     Each Fund is a "money market fund" and, as such, seeks income by investing in short-term debt securities and must meet strict standards established by the Board of Directors. These standards are based on special rules for money market funds designed to help them maintain a stable share price of $1.00 per share. However, it is possible to lose money by investing in the Funds. The Funds could also underperform short-term debt instruments or other money market funds.

     o INTEREST RATE CHANGES. As with any investment whose yield reflects current interest rates, the Funds' yields will change over time. During periods when interest rates are low, a Fund's yield will also be low.

     o AN ISSUER OR GUARANTOR OF THE FUNDS' SECURITIES DEFAULTS. Although the risk of default is generally considered small, any default by the issuer or guarantor of a portfolio investment or downgrade in its credit rating could cause a Fund's share price or yield to fall.

     o INVESTMENT ADVISER'S JUDGMENT. The Funds are subject to the risk that Voyageur's security selection and expectations regarding interest rate trends will cause the Funds' yields to lag other funds with similar investment objectives. The Funds' emphasis on quality and stability could also cause them to underperform other money market funds, particularly those that take greater maturity and credit risks.

     o THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

     o FUND INVESTMENT IS NOT INSURED. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation
          (FDIC) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

HOW HAVE THE FUNDS PERFORMED OVER TIME?

     Below are a chart and a table for each Fund indicating the risks of investing in each Fund by comparing the Fund's performance from year to year and its average annual total return compared with that of a broad measure of market performance. These figures assume that all distributions were reinvested. Keep in mind that each Fund's past performance does not indicate how the Fund will perform in the future.

     Information presented in the bar chart and table is for the initially offered class of each Fund's shares (the "Investor Shares"). Investor Shares are made available through a separate prospectus. Each Fund's Reserve Shares, offered by this prospectus, were first publicly offered on March 1, 2002. Each Fund's Investor Shares and Reserve Shares will have closely correlated returns, because they are invested in the same portfolio of securities. However, the performance of the Reserve Shares will be lower due to their higher expenses.

     IF YOU WOULD LIKE TO KNOW A FUND'S CURRENT SEVEN-DAY YIELD, CALL THE FUNDS AT 1-800-934-6674.

PRIME FUND
----------

              ANNUAL TOTAL RETURNS FOR THE YEARS ENDED DECEMBER 31,

[BAR CHART]

 3.25%   2.55%   3.54%   5.22%   4.83%   4.98%   5.00%   4.61%   5.79%   3.59%
--------------------------------------------------------------------------------
 1992    1993    1994    1995    1996    1997    1998    1999    2000    2001

During the period shown, the highest return for a calendar quarter was 1.52% (quarter ended December 31, 2000) and the lowest return for a quarter was was 0.50% (quarter ended December, 2001).

                                       Average Total Returns for the Periods Ended
                                                   December 31, 2001
                              ------------------------------------------------------------
                                                                         Since Inception
                                1 Year       5 Years       10 Years     (November 1, 1991)
                              ------------------------------------------------------------
Prime Fund ...................   3.59%         4.79%        4.34%             4.34%
iMoneyNet First Tier Retail
 Taxable Money Market
 Fund Average(TM) ............   [  ]%         [  ]%        [  ]%             [  ]%

     Prime Fund's total return for the nine months ended September 30, 2002
was     %.

GOVERNMENT FUND
---------------

              ANNUAL TOTAL RETURNS FOR THE YEARS ENDED DECEMBER 31,

[BAR CHART]

 3.11%   2.47%   3.48%   5.18%   4.76%   4.93%   4.89%   4.52%   5.75%   3.62%
--------------------------------------------------------------------------------
 1992    1993    1994    1995    1996    1997    1998    1999    2000    2001

During the period shown, the highest return for a calendar quarter was 1.52% (quarter ended December 31, 2000) and the lowest return for a quarter was was 0.52% (quarter ended December, 2001).

                              Annual Total Returns for the Periods Ended December 31, 2001
                              ------------------------------------------------------------
                                                                         Since Inception
                                 1 Year       5 Years      10 Years     (November 1, 1991)
                              ------------------------------------------------------------
Government Fund ..............   3.62%         4.74%        4.27%             4.27%
iMoneyNet U.S. Government and
 Agencies Retail Money
 Market Fund Average(TM) .....   [  ]%         [  ]%        [  ]%             [  ]%

     Government Fund's total return for the nine months ended September 30,
2002 was     %.

                                FEES AND EXPENSES

     This table sets forth the fees and expenses you will pay if you invest in the Funds.

                                                            Prime       Government
                                                            Fund           Fund
                                                            -----       ----------
SHAREHOLDER FEES
 (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (load) on purchases ..............      None           None
Maximum deferred sales charge (load) ..................      None           None

ANNUAL FUND OPERATING EXPENSES
 (EXPENSES DEDUCTED FROM FUND ASSETS)
Management fee ........................................      0.43%          0.38%
Distribution and servicing fee (12b-1) ................      0.25%          0.25%
Other expenses(1) .....................................      0.82%          0.87%
Total annual fund operating expenses ..................      1.50%          1.50%
Contractual fee waiver/expense reimbursement(2) .......     (0.25)%        (0.25)%
                                                            -----          -----
Net expenses(3) .......................................      1.25%          1.25%

---------------------
(1)"Other expenses" are based on estimated amounts for the current fiscal year, including an administrative services fee of 0.25% per annum for administrative services provided by Voyageur to each Fund.

(2)Effective June 1, 2002, Voyageur entered into a contractual expense limitation agreement with each Fund under which it will limit expenses in order to ensure that annual fund operating expenses do not exceed 1.00% for Prime Fund and 1.00% for Government Fund. Pursuant to this arrangement, Voyageur's contractual obligation to waive and/or reimburse expenses is limited to 0.25% per annum of the respective Fund's average daily net assets.

(3)For the current fiscal year, Voyageur intends to voluntarily waive and/or reimburse additional fund operating expenses so that each Fund's net expenses do not exceed 1.00%. This voluntary expense limitation, and any program that may be employed by Voyageur to voluntarily waive and/or reimburse additional fund operating expenses from time to time, may be modified or discontinued at any time without notice.

EXAMPLE

     This example helps you to compare the costs of investing in the Funds with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

     o    You invest $10,000 in the Fund for the period shown
     o    Your investment has a 5% return each year
     o    You reinvest all distributions and dividends
     o    The Fund's operating expense levels remain the same from year to year

                                            NUMBER OF YEARS YOU OWN YOUR SHARES
                                           -------------------------------------
                                                  1 year          3 years
                                           -------------------------------------
Prime Fund ................................        $127             $397
Government Fund ...........................        $127             $397

                                 FUND MANAGEMENT

     INVESTMENT ADVISER. The Funds have entered into an investment advisory agreement with Voyageur Asset Management Inc. to serve as the Funds' investment adviser. Voyageur's address is 90 South Seventh Street, Minneapolis, Minnesota 55402. Voyageur selects the Funds' investments and oversees their operations. Voyageur has been registered with the Securities and Exchange Commission (SEC) as an investment adviser since 1983, and has been a portfolio manager of publicly offered mutual funds since 1986. Voyageur is a wholly-owned subsidiary of RBC Dain Rauscher Corp. RBC Dain Rauscher Corp. is a wholly-owned subsidiary of Royal Bank of Canada. For its services, Voyageur received an investment advisory fee during the Fund's last fiscal year equal to the amount shown below:

                                                       Management fee
                                               (AS A PERCENTAGE OF THE FUND'S
                           Fund                   AVERAGE DAILY NET ASSETS)
          -------------------------------------------------------------------
          Prime Fund .........................              0.43%
          Government Fund ....................              0.38%

     Pursuant to a separate agreement, Voyageur provides administrative services to each Fund. Each Fund pays Voyageur an administrative services fee at the annual rate of 0.25% of the average daily net assets of the Fund.

     DISTRIBUTOR. RBC Dain Rauscher Inc. is the distributor of the Funds' shares. The firm is a member of the New York Stock Exchange and of the National Association of Securities Dealers, Inc., and (like Voyageur) is a wholly-owned subsidiary of RBC Dain Rauscher Corp.

     Each Fund has adopted a plan of distribution that allows it to pay RBC Dain Rauscher a 12b-1 fee for various services RBC Dain Rauscher (or participating financial institutions) performs in connection with the distribution of the Fund's shares. For each Fund's Reserve Shares, the 12b-1 fees are equal to 0.25% of the average daily net assets of the outstanding Reserve Shares. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     RBC Dain Rauscher uses its 12b-1 fees to compensate participating financial institutions for providing various marketing, consulting, access and other services. RBC Dain Rauscher will compensate the participating financial institutions based on the nature and level of the distribution-related services they agree to perform.


                                   SHARE PRICE

     The Funds calculate their share prices at the close of each business day for the New York Stock Exchange (currently 4:00 p.m. New York time). A Fund's share price is its net asset value per share (or NAV), which is the value of the Fund's net assets divided by the number of its outstanding shares. The Funds seek to maintain a stable NAV of $1.00 per share.

                                HOW TO BUY SHARES

     You may purchase shares of each Fund at their next determined NAV. Shares of the Funds are sold without a sales charge. You may open an account to purchase shares by contacting your investment executive or by contacting the Funds directly at the address or telephone number on the cover of this prospectus.


                              HOW TO REDEEM SHARES

     You may redeem shares for cash at their next determined NAV by contacting your investment executive or by contacting the Funds directly at the address or telephone number on the cover of this prospectus. If you recently purchased your shares by check, your redemption proceeds will not be sent to you until your check clears. Redemptions may be suspended or postponed at times when the New York Stock Exchange is closed, when trading is restricted, or under certain emergency circumstances as determined by the SEC. Redemptions are treated as sales for federal income tax purposes.


                                  DISTRIBUTIONS

     Each Fund declares a dividend of substantially all of its net investment income on each business day. These dividends are paid monthly. Each Fund will distribute its capital gains (if it has any) once a year, typically in December. Each Fund may make additional distributions if necessary for the Fund to avoid paying taxes. Each Fund expects distributions to be primarily from income. The Funds normally will not earn or distribute long-term capital gains. Dividends and distributions are reinvested in additional Fund shares at NAV.


                                      TAXES

     Shortly after the beginning of each year, the Funds provide you with information about the distributions and dividends you received during the previous year.

     Because everybody's tax situation is different, you should consult with your tax advisor about the tax implications of your investment in a Fund.

     Under federal law, the income derived from obligations issued by the U.S. Government and certain of its agencies and instrumentalities is exempt from state individual income taxes. Most states permit mutual funds to "pass through" this tax exemption to their shareholders.

                              FINANCIAL HIGHLIGHTS

     The following tables are intended to help you understand each Fund's financial performance for its initial fiscal period of operation. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on a Fund share assuming reinvestment of all distributions. The information in the following tables was audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report (available upon request).

PRIME FUND

                                                                      Period from
                                                                     March 1, 2002*
                                                                    to July 31, 2002
------------------------------------------------------------------------------------
Net asset value, beginning of period ...............................     $
------------------------------------------------------------------------------------
Income from investment operations ..................................
Distributions to shareholders from investment income ...............
------------------------------------------------------------------------------------
Net asset value, end of period .....................................     $
------------------------------------------------------------------------------------
Total return .......................................................               %
Net assets at end of period (000's omitted) ........................     $
Ratio of expenses to average daily net assets ......................               %
Ratio of net investment income to average daily net assets .........               %

GOVERNMENT FUND

                                                                      Period from
                                                                     March, 1 2002*
                                                                    to July 31, 2002
------------------------------------------------------------------------------------
Net asset value, beginning of period ...............................     $
------------------------------------------------------------------------------------
Income from investment operations ..................................
Distributions to shareholders from investment income ...............
------------------------------------------------------------------------------------
Net asset value, end of period .....................................     $
------------------------------------------------------------------------------------
Total return .......................................................               %
Net assets at end of period (000's omitted) ........................     $
Ratio of expenses to average daily net assets ......................               %
Ratio of net investment income to average daily net assets .........               %

---------------------
 *Commencement of operations.

**Adjusted to on annual basis.

GREAT HALL INVESTMENT FUNDS, INC.

     SHAREHOLDER REPORTS. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions that affected the Funds' performance during the last fiscal year.

     STATEMENT OF ADDITIONAL INFORMATION. The Funds' Statement of Additional Information provides more detailed information about the Funds and is incorporated into this prospectus by reference.

     You can make inquiries about the Funds or obtain shareholder reports or the Statement of Additional Information (without charge) by contacting Great Hall Investment Funds, Inc. at 1-800-934-6674 or by writing to the Funds at Great Hall Investment Funds, Inc., 60 South Sixth Street, Minneapolis, Minnesota 55402.

     You can also copy and review the Funds' shareholder reports, prospectus and Statement of Additional Information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009, or by electronic request at the following email address: publicinfo@sec.gov. Information about the public reference room may be obtained by calling the SEC at 202-942-8090. You can get the same information free from the SEC's Internet web site at http://www.sec.gov.

     IN DECIDING WHETHER OR NOT TO INVEST, YOU SHOULD NOT RELY ON ANY INFORMATION CONCERNING THE FUNDS OTHER THAN INFORMATION CONTAINED OR REFERENCED IN THIS PROSPECTUS. INFORMATION IN THIS PROSPECTUS IS CURRENT AS OF DECEMBER 1, 2002 BUT MAY CHANGE WITHOUT NOTICE AFTER SUCH DATE.

                  Investment Company Act File Number 811-6340




        GREAT HALL IS A REGISTERED TRADEMARK OF RBC DAIN RAUSCHER CORP.

                                  GREAT HALL(R)
                             INVESTMENT FUNDS, INC.


                                   PROSPECTUS
                                DECEMBER 1, 2002







                      INSTITUTIONAL PRIME MONEY MARKET FUND
                    INSTITUTIONAL TAX-FREE MONEY MARKET FUND



As with all mutual funds, neither the Securities and Exchange Commission (SEC) nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                     [LOGO]
                        GREAT HALL INVESTMENT FUNDS, INC.

CONTENTS


Profile of the Funds                        1

Fees and Expenses                           4

Fund Management                             5

Share Price                                 5

How to Buy Shares                           5

How to Redeem Shares                        5

Distributions                               5

Taxes                                       6

Financial Highlights                        7

                              PROFILE OF THE FUNDS

WHAT ARE THE FUNDS?

     Great Hall(R) Institutional Prime Money Market Fund (Prime Fund) and Great Hall Institutional Tax-Free Money Market Fund (Tax-Free Fund) are mutual funds professionally managed by Voyageur Asset Management Inc. If you invest in the Funds, you become a Fund shareholder.

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

     Each Fund's investment objective is to achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity. These objectives cannot be changed without the approval of Fund shareholders.

WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?

     o PRIME FUND. Prime Fund invests in a variety of high quality money market instruments, including commercial paper, corporate debt obligations, U.S. Government securities, bank securities, certificates of deposit and repurchase agreements.

     o TAX-FREE FUND. Tax-Free Fund invests in high quality debt obligations that pay interest that is exempt from federal income taxes. In normal market conditions, at least 80% of the Fund's assets must be invested in tax-exempt securities. However, Voyageur will attempt to keep substantially all of the Fund's assets invested in tax-exempt securities.

     Federal regulations require money market funds to meet strict quality, maturity and diversification standards. The Funds have adopted policies to ensure that they meet each of these standards. In certain respects (as discussed below), the Funds exceed these standards.

     o CREDIT QUALITY. Money market funds must invest exclusively in high quality securities. To be considered high quality, a security generally must be rated in one of the two highest short-term credit quality categories by a nationally recognized rating organization such as Standard & Poors Corporation or Moody's Investors Service, Inc. If a security is unrated, the money market fund's investment adviser must consider it to be of comparable quality to a rated security.

          The Funds maintain even higher standards. For example, the Funds do not invest in unrated securities. Additionally, Prime Fund invests only in securities that have received the highest short-term rating from at least two rating organizations, and Tax-Free Fund invests only in securities that have received the highest short-term rating from at least one rating organization.

     o MATURITY. Each Fund must invest exclusively in securities having remaining maturities of 397 days or less. Each Fund also must maintain a dollar-weighted average portfolio maturity of 90 days or less.

     o DIVERSIFICATION. Immediately after any investment by a Fund in a security (other than a U.S. Government security or a security that is "guaranteed" by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments. Separate diversification standards apply to securities subject to guarantees.

WHO SHOULD INVEST IN THE FUNDS?

     The Funds are designed for investors looking for current income and a stable investment. The minimum investment is $1 million. BEFORE YOU INVEST, PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

     Each Fund is a "money market fund" and, as such, seeks income by investing in short-term debt securities and must meet strict standards established by the Board of Directors. These standards are based on special rules for money market funds designed to help them maintain a stable share price of $1.00 per share. However, it is possible to lose money by investing in the Funds. The Funds could also underperform short-term debt instruments or other money market funds.

     o INTEREST RATE CHANGES. As with any investment whose yield reflects current interest rates, the Funds' yields will change over time. During periods when interest rates are low, a Fund's yield will also be low.

     o AN ISSUER OR GUARANTOR OF THE FUNDS' SECURITIES DEFAULTS. Although the risk of default is generally considered small, any default by the issuer or guarantor of a portfolio investment or downgrade in its credit rating could cause a Fund's share price or yield to fall.

     o INVESTMENT ADVISER'S JUDGMENT. The Funds are subject to the risk that Voyageur's security selection and expectations regarding interest rate trends will cause the Funds' yields to lag other funds with similar investment objectives. The Funds' emphasis on quality and stability could also cause them to underperform other money market funds, particularly those that take greater maturity and credit risks.

     o THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

     o FUND INVESTMENT IS NOT INSURED. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation
          (FDIC) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

HOW HAVE THE FUNDS PERFORMED OVER TIME?

     Below are a chart and a table for each Fund indicating the risks of investing in each Fund by comparing the Fund's performance from year to year and its average annual total return compared with that of a broad measure of market performance. These figures assume that all distributions were reinvested. Keep in mind that each Fund's past performance does not indicate how the Fund will perform in the future.

     IF YOU WOULD LIKE TO KNOW A FUND'S CURRENT SEVEN-DAY YIELD, CALL THE FUNDS AT 1-800-934-6674.

PRIME FUND
----------

              ANNUAL TOTAL RETURNS FOR THE YEARS ENDED DECEMBER 31,

[BAR CHART]

 5.20%   4.97%   6.08%   4.01%
--------------------------------------------------------------------------------
 1998    1999    2000    2001

During the period shown, the highest return for a calendar quarter was 1.60% (quarter ended December, 2000) and the lowest return for a quarter was 0.61% (quarter ended December, 2001).

                                    Average Annual Total Returns for the Periods Ended
                                                    December 31, 2001
                                    --------------------------------------------------
                                                               Since Inception
                                          1 Year              (August 11, 1997)
                                    --------------------------------------------------
Prime Fund ........................       4.01%                      5.08%
iMoneyNet First Tier Institutional
 Money Market Fund Average(TM) ....       [  ]%                      [  ]%

     Prime Fund's total return for the nine months ended September 30, 2002
was     %.

TAX-FREE FUND
-------------

              ANNUAL TOTAL RETURNS FOR THE YEARS ENDED DECEMBER 31,

[BAR CHART]

 2.89%   3.73%   2.47%
--------------------------------------------------------------------------------
 1999    2000    2001

During the period shown, the highest return for a calendar quarter was 0.99% (quarter ended June, 2000) and the lowest return for a quarter was 0.41% (quarter ended December, 2001).

                                    Average Annual Total Returns for the Periods Ended
                                                    December 31, 2001
                                    --------------------------------------------------
                                                               Since Inception
                                          1 Year             (September 23, 1998)
                                    --------------------------------------------------
Tax-Free Fund .....................       2.47%                      3.06%
iMoneyNet Institutional
 Money Market Fund Average(TM) ....       [  ]%                      [  ]%

     Tax-Free Fund's total return for the nine months ended September 30, 2002
was     %.

                                FEES AND EXPENSES

     This table sets forth the fees and expenses you will pay if you invest in the Funds.

                                                      Prime Fund     Tax-Free Fund
                                                      ----------     -------------
SHAREHOLDER FEES
 (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (load) on purchases .........       None             None
Maximum deferred sales charge (load) .............       None             None

ANNUAL FUND OPERATING EXPENSES
 (EXPENSES DEDUCTED FROM FUND ASSETS)
Management fee ...................................       0.25%            0.25%
Distribution and servicing fee (12b-1) ...........       None             None
Other expenses ...................................       0.05%            0.11%
                                                        -----            -----
Total annual fund operating expenses .............       0.30%            0.36%

     Voyageur may voluntarily waive and/or reimburse fund operating expenses from time to time. Any such program may be modified or discontinued at any time without notice.

EXAMPLE

     This example helps you to compare the costs of investing in the Funds with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

     o    You invest $10,000 in the Fund for the period shown
     o    Your investment has a 5% return each year
     o    You reinvest all distributions and dividends
     o    The Fund's operating expense levels remain the same from year to year

                                     NUMBER OF YEARS YOU OWN YOUR SHARES
                                 --------------------------------------------
                                  1 year     3 years     5 years     10 years
                                 --------------------------------------------
Prime Fund ...................      $31        $ 97        $169        $381
Tax-Free Fund ................      $37        $116        $202        $456

                                 FUND MANAGEMENT

     INVESTMENT ADVISER. The Funds have entered into an investment advisory agreement with Voyageur Asset Management Inc. to serve as the Funds' investment adviser. Voyageur's address is 90 South Seventh Street, Minneapolis, Minnesota 55402. Voyageur selects the Funds' investments and oversees their operations. Voyageur has been registered with the Securities and Exchange Commission (SEC) as an investment adviser since 1983, and has been a portfolio manager of publicly offered mutual funds since 1986. Voyageur is a wholly-owned subsidiary of RBC Dain Rauscher Corp. RBC Dain Rauscher Corp. is a wholly-owned subsidiary of Royal Bank of Canada.

     MANAGEMENT FEE. For its services, Voyageur received an investment advisory fee during each Fund's last fiscal year equal to .25% of the Fund's average daily net assets.

     DISTRIBUTOR. RBC Dain Rauscher Inc. is the distributor of the Funds' shares. The firm is a member of the New York Stock Exchange and of the National Association of Securities Dealers, Inc. and (like Voyageur) is a wholly-owned subsidiary of RBC Dain Rauscher Corp.


                                   SHARE PRICE

     The Funds calculate their share prices at the close of each business day for the New York Stock Exchange (currently 4:00 p.m. New York time). A Fund's share price is its net asset value per share (or NAV), which is the value of the Fund's net assets divided by the number of its outstanding shares. The Funds seek to maintain a stable NAV of $1.00 per share.


                                HOW TO BUY SHARES

     You may purchase shares of each Fund at their next determined NAV. Shares of the Funds are sold without a sales charge. A minimum investment of $1 million is required. However, this minimum may be waived for certain investors. You may open an account to purchase shares by contacting your investment executive or by contacting the Funds directly at the address or telephone number on the cover of this prospectus.


                              HOW TO REDEEM SHARES

     You may redeem shares for cash at their next determined NAV by contacting your investment executive or by contacting the Funds directly at the address or telephone number on the cover of this prospectus. If you recently purchased your shares by check, your redemption proceeds will not be sent to you until your check clears. Redemptions may be suspended or postponed at times when the New York Stock Exchange is closed, when trading is restricted, or under certain emergency circumstances as determined by the SEC. Redemptions are treated as sales for federal income tax purposes.


                                  DISTRIBUTIONS

     Each Fund declares a dividend of substantially all of its net investment income on each business day. These dividends are paid monthly. Each Fund will distribute its capital gains (if it has any) once a year, typically in December. Each Fund may make additional distributions if necessary for the Fund to avoid paying taxes. Each Fund expects distributions to be primarily from income. The Funds normally will not earn or distribute long-term capital gains. Dividends and distributions are reinvested in additional Fund shares at NAV.


                                      TAXES

     Shortly after the beginning of each year, the Funds provide you with the information about the distributions and dividends you received during the previous year.

     Because everybody's tax situation is different, you should consult your tax adviser about the tax implications of your investment in a Fund.

     PRIME FUND. Under federal law, the income derived from obligations issued by the U.S. Government and certain of its agencies and instrumentalities is exempt from state individual income taxes. Most states permit mutual funds to "pass through" this tax exemption to their shareholders.

     TAX-FREE FUND. Dividends derived from interest on tax-exempt municipal obligations will generally not be subject to federal income tax. Capital gain distributions on municipal obligations will be taxed as capital gains, even if reinvested in additional shares. Tax-Free Fund anticipates that substantially all of its dividends will be exempt from federal income taxes (including the federal alternative minimum tax) and will notify each shareholder annually of the tax status of all distributions. Distributions, however, may be subject to state and local taxes.

                              FINANCIAL HIGHLIGHTS

     The following tables are intended to help you understand each Fund's financial performance for each fiscal period of operations. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on a Fund share assuming reinvestment of all distributions. The information in the following tables for the fiscal years ended July 31, 2001 and July 31, 2002 was audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report (available upon request). The information in the following tables for all other fiscal periods was audited by KPMG LLP, independent accountants.

PRIME FUND

                                                                                                     Period from
                                                                                                      August 11,
                                        Year ended     Year ended      Year ended      Year ended      1997* to
                                         July 31,       July 31,        July 31,        July 31,       July 31,
                                           2002           2001            2000            1999           1998
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning
 of period ........................      $              $   1.00        $   1.00        $   1.00        $   1.00
----------------------------------------------------------------------------------------------------------------
Income from investment
 operations .......................                         0.06            0.06            0.05            0.05
Distributions to shareholders
 from investment income ...........                        (0.06)          (0.06)          (0.05)          (0.05)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period ...........................      $              $   1.00        $   1.00        $   1.00        $   1.00
----------------------------------------------------------------------------------------------------------------
Total return ......................              %           5.5%            5.7%            4.9%            5.2%
Net assets at end of period
 (000's omitted) ..................      $              $365,593        $382,491        $310,183        $213,785
Ratio of expenses to average
 daily net assets .................              %          0.31%           0.32%           0.34%           0.39%**
Ratio of net investment
 income to average daily
 net assets .......................              %          5.52%           5.68%           4.85%           5.27%**
----------------------------------------------------------------------------------------------------------------

 *Commencement of operations.

**Adjusted to an annual basis. Various fund fees and expenses were voluntarily waived or absorbed by the investment adviser for Prime Fund during the period ended July 31, 1998. Had the Fund paid all expenses, the ratio of expenses and net investment income to average daily net assets would have been 0.42% and 5.24% for the period ended July 31, 1998.

TAX-FREE FUND

                                                                                     Period from
                                                                                    September 23,
                                       Year ended      Year ended     Year ended      1998* to
                                        July 31,        July 31,       July 31,       July 31,
                                          2002            2001           2000           1999
------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period ...........................      $              $   1.00        $   1.00        $   1.00
------------------------------------------------------------------------------------------------
Income from investment
 operations .......................                         0.03            0.03            0.03
Distributions to shareholders from
 investment income ................                        (0.03)          (0.03)          (0.03)
------------------------------------------------------------------------------------------------
Net asset value, end of period ....      $              $   1.00        $   1.00        $   1.00
------------------------------------------------------------------------------------------------
Total return ......................              %           3.3%            3.4%            2.5%
Net assets at end of period (000's
 omitted) .........................      $              $171,855        $158,921        $ 53,149
Ratio of expenses to average daily
 net assets*** ....................              %          0.39%           0.39%           0.30%**
Ratio of net investment income to
 average daily net assets*** ......              %          3.32%           3.49%           2.79%**
------------------------------------------------------------------------------------------------

  *Commencement of operations.

 **Adjusted to an annual basis.

***Various fund fees and expenses were voluntarily waived or absorbed by the investment adviser for Tax-Free Fund during the periods ended July 31, 1999 and July 31, 2000. Had the Fund paid all expenses, the ratio of expenses and net investment income to average daily net assets would have been 0.55% and 2.54% for the period ended July 31, 1999 and 0.44% and 3.44% for the period ended July 31, 2000.

GREAT HALL INVESTMENT FUNDS, INC.

     SHAREHOLDER REPORTS. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions that affected the Funds' performance during the last fiscal year.

     STATEMENT OF ADDITIONAL INFORMATION. The Funds' Statement of Additional Information provides more detailed information about the Funds and is incorporated into this prospectus by reference.

     You can make inquiries about the Funds or obtain shareholder reports or the Statement of Additional Information (without charge) by contacting Great Hall Investment Funds, Inc. at 1-800-934-6674 or by writing to the Funds at Great Hall Investment Funds, Inc., 60 South Sixth Street, Minneapolis, Minnesota 55402.

     You can also copy and review the Funds' shareholder reports, prospectus and Statement of Additional Information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009, or by electronic request at the following address: publicinfo@sec.gov. Information about the public reference room may be obtained by calling the SEC at 202-942-8090. You can get the same information free from the SEC's Internet web site at http://www.sec.gov.

     IN DECIDING WHETHER OR NOT TO INVEST, YOU SHOULD NOT RELY ON ANY INFORMATION CONCERNING THE FUNDS OTHER THAN INFORMATION CONTAINED OR REFERENCED IN THIS PROSPECTUS. INFORMATION IN THIS PROSPECTUS IS CURRENT AS OF DECEMBER 1, 2002 BUT MAY CHANGE WITHOUT NOTICE AFTER SUCH DATE.

                  Investment Company Act File Number 811-6340




        GREAT HALL IS A REGISTERED TRADEMARK OF RBC DAIN RAUSCHER CORP.

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


                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                        GREAT HALL INVESTMENT FUNDS, INC.


                     POST-EFFECTIVE AMENDMENT NO. 19 TO THE
                       REGISTRATION STATEMENT ON FORM N-1A


                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION


GREAT HALL(R) INVESTMENT FUNDS, INC.

     PRIME MONEY MARKET FUND
     ---------------------------------------------------------------
     INSTITUTIONAL PRIME MONEY MARKET FUND
     ---------------------------------------------------------------
     U.S. GOVERNMENT MONEY MARKET FUND
     ---------------------------------------------------------------
     TAX-FREE MONEY MARKET FUND
     ---------------------------------------------------------------
     INSTITUTIONAL TAX-FREE MONEY MARKET FUND
     ---------------------------------------------------------------

     60 SOUTH SIXTH STREET
     MINNEAPOLIS, MINNESOTA 55402
     (800) 934-6674

                    -----------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 2002
                    -----------------------------------------

     Great Hall Prime Money Market Fund ("Prime Fund"), Great Hall Institutional Prime Money Market Fund ("Institutional Prime Fund"), Great Hall U.S. Government Money Market Fund ("Government Fund"), Great Hall Tax-Free Money Market Fund ("Tax-Free Fund") and Great Hall Institutional Tax-Free Money Market Fund ("Institutional Tax-Free Fund") (collectively, the "Funds") are diversified series of Great Hall Investment Funds, Inc. ("Great Hall"), an open-end mutual fund which currently offers its shares of common stock in five series.

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the applicable Fund prospectus, dated December 1, 2002, which has been filed with the Securities and Exchange Commission (the "SEC"). To obtain a copy of a prospectus, please call Great Hall or your investment executive. The financial statements included as part of the Funds' Annual Report to shareholders for the fiscal year ended July 31, 2002 are incorporated by reference into this Statement of Additional Information.


                                TABLE OF CONTENTS

                                                                        Page
     Investment Policies ............................................    B-2
     Investment Restrictions ........................................    B-8
     Taxes ..........................................................   B-11
     Portfolio Transactions .........................................   B-13
     Management and Distribution Agreements .........................   B-14
     Determination of Net Asset Value ...............................   B-15
     Calculation of Performance Data ................................   B-17
     Directors and Officers .........................................   B-18
     General Information ............................................   B-20
     Counsel and Auditors ...........................................   B-22
     Financial and Other Information ................................   B-23
     Appendix -- Ratings of Investments .............................    A-1

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR THE PROSPECTUSES DATED DECEMBER 1, 2002, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MAY NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GREAT HALL OR THE DISTRIBUTOR (AS DEFINED HEREIN). THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE OR JURISDICTION IN WHICH SUCH OFFERING OR SOLICITATION MAY NOT LAWFULLY BE MADE. THE DELIVERY OF THIS STATEMENT OF ADDITIONAL INFORMATION AT ANY TIME SHALL NOT IMPLY THAT THERE HAS BEEN NO CHANGE IN THE AFFAIRS OF ANY OF THE FUNDS SINCE THE DATE HEREOF.

                               INVESTMENT POLICIES

     The following information supplements that set forth in each Fund's prospectus and does not, standing alone, present a complete explanation of the matters disclosed. You must also refer to the prospectus to obtain information on the matters disclosed below.

ALL FUNDS

     RULE 2a-7 STANDARDS. Each Fund is managed in accordance with Rule 2a-7 ("Rule 2a-7") under the Investment Company Act of 1940 (the "1940 Act"), which imposes strict portfolio quality, maturity and diversification standards on money market funds. Great Hall's Board of Directors has adopted guidelines designed to ensure compliance with Rule 2a-7 by each Fund, and the Board oversees the day-to-day determinations by Voyageur Asset Management Inc., each Fund's investment adviser (the "Adviser"), that each Fund is in compliance with Rule 2a-7. In certain respects, as described below, the Funds are managed in accordance with standards that are more strict than those required by Rule 2a-7.

     Each Fund may invest exclusively in U.S. dollar-denominated investments that present minimal credit risk and are within Rule 2a-7's definition of "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") (or if only one NRSRO has rated such security, then by that one NRSRO) in one of the two highest short-term rating categories (such as A-1 or A-2 by Standard & Poors Corporation ("S&P") and/or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's")). Prime Fund, Institutional Prime Fund and Government Fund invest exclusively in Eligible Securities with two NRSRO ratings, and Tax-Free Fund and Institutional Tax Free Fund invest only in Eligible Securities that have at least one NRSRO rating. The Funds currently do not invest in unrated securities.

     Each investment by a Fund must mature (or be deemed by Rule 2a-7 to mature) within 397 days of the time of investment. In addition, each Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less. Government Fund voluntarily maintains a shorter dollar-weighted average portfolio maturity of 60 days or less.

     Immediately after the purchase of any investment by a Fund in a security (other than a U.S. Government security or a security that is subject to a "guarantee"), the Fund may not have invested more than 5% of its total assets in securities issued by the issuer, except for certain temporary investments. Securities subject to guarantees are not subject to this test. However, immediately after a Fund acquires a security subject to a guarantee, then with respect to 75% of the Fund's total assets, not more than 10% of the Fund's total assets may be invested in securities either issued or guaranteed by the guarantor.

     In addition, Rule 2a-7 imposes strict limits on Prime Fund, Institutional Prime Fund and Government Fund by limiting investments in "Second Tier Securities." Rule 2a-7 generally requires that at least 95% of each such Fund's investments must be in "First Tier Securities." THE FUNDS CURRENTLY INVEST EXCLUSIVELY IN FIRST TIER SECURITIES. "First Tier Securities" are defined generally as Eligible Securities rated by two NRSROs (or if only one NRSRO has rated the security, then by that one NRSRO) in the highest short-term rating categories (such as A-1 by S&P and/or Prime-1 by Moody's), or unrated securities that are deemed to be of comparable quality. Second Tier Securities are defined as Eligible Securities that do not qualify as First Tier Securities.

     GOVERNMENT SECURITIES. Each Fund may invest without limitation in obligations of the United States Government or agencies or instrumentalities of the United States Government ("Government Obligations"). Government Obligations are backed in a variety of ways by the U.S. Government or its agencies or instrumentalities. Some Government Obligations, such as U.S. Treasury bills, notes and bonds and securities issued by the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the United States Treasury. Others, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the U.S. Treasury. Still other Government Obligations, such as those issued by the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") and the Student Loan Marketing Association, are backed only by the credit of the agency or instrumentality issuing the obligations and, in certain instances, by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. IN NONE OF THESE CASES, HOWEVER, DOES THE UNITED STATES GOVERNMENT GUARANTEE THE VALUE OR YIELD OF THE GOVERNMENT OBLIGATIONS THEMSELVES OR THE NET ASSET VALUE OF ANY FUND'S SHARES.

     REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with respect to any of the securities in which the Fund may invest directly. A repurchase agreement is an agreement under which a Fund will purchase a security subject to resale to a bank or dealer at an agreed-upon price and date. The transaction requires the collateralization of the seller's obligation by the transfer to the Fund's custodian of eligible securities with an initial market value, including accrued interest, equal to at least the dollar amount invested by the Fund in each agreement, and with the value of the underlying securities marked to market daily to maintain at least 100% collateralization of the repurchase price (including accrued interest). A default by the seller might cause the Fund to experience a loss or delay in the liquidation of the collateral securing the repurchase obligation and might also cause the Fund to incur disposition costs in liquidating the collateral. However, each Fund intends to enter into repurchase agreements only with primary dealers that report to the Federal Reserve Bank of New York or with the 100 largest U.S. commercial banks (as measured by domestic deposits). Additionally, each Fund intends to follow the collateral custody, protection and perfection guidelines recommended by the Comptroller of the Currency for the use of national banks in their direct repurchase agreement activities. As a non-fundamental policy, no Fund will invest more than 10% of its net assets in repurchase agreements maturing in more than seven days and other illiquid investments.

     ILLIQUID INVESTMENTS; LIQUIDITY GUIDELINES. Each Fund is permitted to invest up to 10% of its assets in all forms of "illiquid" investments and may invest without limitation in "restricted" securities which the Adviser, pursuant to liquidity standards established by Great Hall's Board of Directors, has determined are liquid. An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund is valuing the investment. "Restricted securities" are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). These securities generally have been considered illiquid by the staff of the SEC, since the securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, the SEC has acknowledged that a market exists for certain restricted securities (for example, securities qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act). Additionally, the Adviser believes that a similar market exists for commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act. Each Fund may invest without limitation in these forms of restricted securities if the securities are deemed by the Adviser to be liquid in accordance with liquidity guidelines established by Great Hall's Board of Directors. Under these guidelines, the Adviser must consider (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in restricted securities could have the effect of increasing the level of each Fund's illiquidity to the extent that qualified purchasers of the securities become, for a time, uninterested in purchasing these securities.

GREAT HALL PRIME MONEY MARKET FUND AND INSTITUTIONAL PRIME MONEY MARKET FUND

     Prime Fund and Institutional Prime Fund invest in high quality, domestic money market instruments, including but not limited to Government Obligations (described above under "All Funds -- Government Securities"); high-grade corporate debt obligations; obligations of banks and savings and loans that are members of the Federal Deposit Insurance Corporation (the "FDIC"), which obligations may include, but are not limited to, certificates of deposit, bankers' acceptances and documented discount notes and letters of credit; high-grade commercial paper guaranteed or issued by domestic corporations; and instruments (including repurchase agreements) secured by such obligations.

     Investments in obligations of banks and savings and loans are limited to
(a) certificates of deposit issued by banks with assets in excess of $500,000,000 or branches of these banks; (b) certificates of deposit or other deposit obligations of savings and loans with assets in excess of $500,000,000; and (c) bankers' acceptances, letters of credit or other obligations guaranteed by banks meeting the above criteria. Bankers' acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity. Obligations issued or guaranteed by FDIC member institutions are not necessarily guaranteed by the FDIC. Deposit obligations of domestic banks and savings and loans are only insured by the FDIC up to a maximum of $100,000, which limitation applies to all funds that Prime Fund and Institutional Prime Fund may have on deposit at any one bank or savings and loan. Bankers' acceptances and letters of credit are not insured. Deposit obligations of foreign banks or domestic branches of foreign banks also are not covered by FDIC insurance; in addition, these investments may involve other risks different from risks associated with investments in deposit obligations of domestic banks, such as political and economic developments and the possible imposition of governmental restrictions.

     Prime Fund and Institutional Prime Fund currently are permitted to purchase commercial paper and other corporate and bank debt obligations only if the issuer has received the highest short-term rating from at least two NRSROs (such as "Prime-1" by Moody's and "A-1" by S&P) with respect to either the obligation to be purchased or with respect to a class of debt obligations that is comparable in priority and security with the obligation to be purchased.

     Prime Fund and Institutional Prime Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities and U.S. dollar-denominated obligations issued by domestic branches of foreign depository institutions, such as certificates of deposit, bankers' acceptances, time deposits and deposit notes. Obligations of foreign branches and subsidiaries of foreign deposit institutions may be the general obligation of the parent institution or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. Neither Prime Fund nor Institutional Prime Fund will invest more than 25% of its total assets (taken at market value at the time of each investment) in the obligations specified in this paragraph.

     Prime Fund and Institutional Prime Fund may also invest in obligations of states and their agencies, instrumentalities and political subdivisions that bear interest generally includable in gross income for federal income tax purposes (collectively, "taxable municipal securities"). Certain taxable municipal securities are not "general obligations" (obligations secured by the full faith and credit or taxing power of a governmental body) and, in those cases, are repayable only from such revenues as may be pledged to repay such securities. Neither Prime Fund nor Institutional Prime Fund will invest more than 5% of its total assets (taken at market value at the time of each investment) in taxable municipal securities.

     Investments in foreign securities and taxable municipal securities are subject to the same general credit review and credit quality standards as are applicable to the other securities in which Prime Fund and Institutional Prime Fund are permitted to invest. However, the financial information available on these obligations may be more limited than what is available for securities that are registered with the SEC or that otherwise are issued by entities that are required to file reports under the Securities Exchange Act of 1934. Foreign securities are subject to other risks that may include unfavorable political and economic developments and possible withholding taxes or other governmental restrictions that might affect the principal or interest on securities owned by a Fund.

GREAT HALL U.S. GOVERNMENT MONEY MARKET FUND

     Government Fund has adopted a non-fundamental investment policy pursuant to Rule 35d-1 of the 1940 Act whereby, under normal circumstances, at least 80% of its assets must be invested in Government Obligations (described above under "All Funds -- Government Securities") and in repurchase agreements fully collateralized by Government Obligations. However, under normal market conditions, the Adviser will attempt to keep substantially all of the Fund's assets invested in these instruments. Government Fund has also adopted a policy to provide shareholders with at least 60 days' notice in the event of a planned change in this investment policy. Any such notice to shareholders will meet the requirements of Rule 35d-1(c) of the 1940 Act.

GREAT HALL TAX-FREE MONEY MARKET FUND AND INSTITUTIONAL TAX-FREE MONEY MARKET
FUND

     Tax-Free Fund and Institutional Tax-Free Fund invest in debt obligations issued by or on behalf of any state, territory or possession of the United States or the District of Columbia or their political subdivisions, agencies or instrumentalities, and participation interests in these debt obligations, the interest on which is, in the opinion of counsel for the issuer, wholly exempt from federal income taxation. As a matter of fundamental policy, under normal market conditions, Tax-Free Fund and Institutional Tax-Free Fund must invest at least 80% of their respective assets in these tax-exempt securities. However, under normal market conditions, the Adviser will attempt to keep substantially all of each Fund's assets invested in tax-exempt securities. This policy cannot be changed without the approval of Fund shareholders.

     The types of obligations that these Funds may purchase include bond anticipation notes, construction loan notes, revenue anticipation notes and tax anticipation notes that are Eligible Securities. Tax-Free Fund and Institutional Tax-Free Fund may also invest in municipal bonds and participation interests in municipal bonds, including industrial development revenue bonds and pollution control revenue bonds, and other types of tax-exempt municipal obligations, such as short-term discount notes, all of which must be Eligible Securities.

     Securities purchased by these Funds mature within 397 days from the date of purchase or carry variable or floating rates that are adjusted at least every 397 days and have demand features and quality characteristics that under applicable law and interpretations of law permit the securities to be treated as if they mature in 397 days or less from the date of purchase.

     Bond anticipation notes are issued in anticipation of a later issuance of bonds and are usually payable from the proceeds of the sale of the bonds anticipated or of renewal notes. Construction loan notes, issued to provide construction financing for specific projects, are often redeemed after the projects are completed and accepted with funds obtained from the Federal Housing Administration under "Fannie Mae" (Federal National Mortgage Association) or "Ginnie Mae" (Government National Mortgage Association). Revenue anticipation notes are issued by governmental entities in anticipation of revenues to be received later in the current fiscal year. Tax anticipation notes are issued by state and local governments in anticipation of collection of taxes to finance the current operations of these governments. These notes are generally repayable only from tax collections and often only from the proceeds of the specific tax levy whose collection they anticipate.

     Municipal bonds are usually issued to obtain funds for various public purposes, to refund outstanding obligations, to meet general operating expenses or to obtain funds to lend to other public institutions and facilities. They are generally classified as either "general obligation" or "revenue" bonds and frequently have maturities in excess of 397 days at the time of issuance, although a number of these issues now have variable or floating interest rates and demand features that may permit Tax-Free Fund and Institutional Tax-Free Fund to treat them as having maturities of less than 397 days. There are many variations in the terms of, and the underlying security for, the various types of municipal bonds. General obligation bonds are issued by states, counties, regional districts, cities, towns and school districts for a variety of purposes including mass transportation, highway, bridge, school, road, and water and sewer system construction, repair or improvement. Payment of these bonds is secured by a pledge of the issuer's full faith and credit and taxing (usually property tax) power.

     Revenue bonds are payable solely from the revenues generated from the operations of the facility or facilities being financed or from other non-tax sources. These bonds are often secured by debt service revenue funds, rent subsidies and/or mortgage collateral to finance the construction of housing, highways, bridges, tunnels, hospitals, university and college buildings, port and airport facilities, and electric, water, gas and sewer systems. Industrial development revenue bonds and pollution control revenue bonds are usually issued by local government bodies or their authorities to provide funding for commercial or industrial facilities, privately operated housing, sports facilities, health care facilities, convention and trade show facilities, port facilities and facilities for controlling or eliminating air and water pollution. Payment of principal and interest on these bonds is not secured by the taxing power of the governmental body. Rather, payment is dependent solely upon the ability of the users of the facilities financed by the bonds to meet their financial obligations and the pledge, if any, of real and personal property financed as security for payment.

     Although Tax-Free Fund and Institutional Tax-Free Fund may invest more than 25% of their net assets in (a) municipal obligations whose issuers are in the same state; (b) municipal obligations the interest upon which is paid solely from revenues of similar projects; and (c) industrial development and pollution control revenue bonds that are not variable or floating rate demand municipal obligations, they do not presently intend to do so on a regular basis. The identification of the issuer of a tax-exempt security for purposes of the 1940 Act depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed by the assets and revenues of the non-governmental user, then the non-governmental user would be deemed to be the sole issuer. Generally, the District of Columbia, each state, each of its political subdivisions, agencies, instrumentalities and authorities, and each multi-state agency of which a state is a member, is a separate "issuer" as that term is used in the prospectuses and this Statement of Additional Information with respect to Tax-Free Fund and Institutional Tax-Free Fund, and the non-governmental user of facilities financed by industrial development or pollution control revenue bonds is also considered to be an issuer.

     Legislation to restrict or eliminate the federal income tax exemption for interest on certain municipal obligations that may be purchased by Tax-Free Fund and Institutional Tax-Free Fund has been introduced in Congress; other legislation of this type also may be introduced in the future by Congress or by state legislatures. If enacted, any such legislation could adversely affect the availability of municipal obligations for Tax-Free Fund and Institutional Tax-Free Fund's portfolios. Upon the effectiveness of any legislation that materially affects Tax-Free Fund and Institutional Tax-Free Fund's ability to achieve their investment objectives, the Board of Directors of Great Hall will reevaluate the Funds' investment objectives and submit to its shareholders for approval necessary changes in their objectives and policies.

     VARIABLE AND FLOATING RATE DEMAND MUNICIPAL OBLIGATIONS. Variable and floating rate demand municipal obligations are tax-exempt obligations that provide for a periodic adjustment in the interest rate paid on the obligations and permit the holder to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice either from the issuer or by drawing on a bank letter of credit or comparable guarantee issued with respect to the obligations. The issuer of an obligation of this type may have a corresponding right to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon notice comparable to that required for the holder to demand payment.

     The variable or floating rate demand municipal obligations in which Tax-Free Fund and Institutional Tax-Free Fund may invest are payable on demand at any time on no more than 30 days' notice or at specified intervals not exceeding 397 days and upon no more than 30 days' notice. The terms of these obligations must provide that interest rates are adjustable at intervals ranging from weekly up to annually. The adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the obligations. These obligations are subject to the quality characteristics for municipal obligations outlined above and described in the prospectus. Tax-Free Fund and Institutional Tax-Free Fund may invest without limitation in obligations of this type.

     The principal and accrued interest payable to the Funds on demand will be supported by an irrevocable letter of credit or comparable guarantee of a financial institution (generally a commercial bank) whose short-term taxable debt meets the quality criteria for investment by the Funds in municipal obligations, except in cases where the security itself meets the credit criteria of the Funds without a letter of credit or comparable guarantee. So although the underlying variable or floating rate demand obligation may be unrated, Tax-Free Fund and Institutional Tax-Free Fund in these cases will have at all times an alternate credit source to draw upon for payment with respect to the security.

     Tax-Free Fund and Institutional Tax-Free Fund may also purchase participation interests in variable or floating rate obligations. These participation interests will have, as part of the participation agreement between the Funds and the selling financial institution, a demand feature that permits the Funds to demand payment from the seller of the principal amount of the Funds' participation plus accrued interest. This demand feature will always be supported by a letter of credit or comparable guarantee provided by the selling financial institution. The financial institution will retain a service fee, a letter of credit fee and a fee for issuing commitments to purchase on demand in an amount equal to the excess of the interest paid on the variable or floating rate obligation in which the Funds have a participation interest over the negotiated yield at which the participation interest was purchased. Accordingly, Tax-Free Fund and Institutional Tax-Free Fund will purchase participation interests only when the yield to the Funds, net of fees, is equal to or greater than the yield then available on other variable rate demand securities or short-term, fixed rate, tax-exempt securities of comparable quality and where the fees are reasonable in relation to the services provided by the financial institution and the security and liquidity provided by the letter of credit or guarantee.

     While variable and floating rate demand municipal obligations are expected to have maturities in excess of 397 days, Great Hall currently expects that Tax-Free Fund and Institutional Tax-Free Fund will exercise their right to demand payment of principal and accrued interest on an obligation of this type if it no longer meets the Funds' quality standards, unless, of course, the obligation can be sold for a greater amount in the market.

     STAND-BY COMMITMENTS. Consistent with the requirements of Rule 2a-7, Tax-Free Fund and Institutional Tax-Free Fund may also acquire "stand-by commitments" with respect to obligations held in their portfolios.

Under a "stand-by commitment," a dealer agrees to purchase, at the Funds' option, specified obligations at a specified price. "Stand-by commitments" are the equivalent of a "put" option acquired by the Funds with respect to particular obligations held in its portfolio.

     The amount payable to Tax-Free Fund or Institutional Tax-Free Fund upon its exercise of a "stand-by commitment" will normally be (a) the Fund's acquisition cost of the obligation (excluding any accrued interest that the Fund paid on its acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the obligation; plus
(b) all interest accrued on the obligations since the last interest payment date during the period the obligation is owned by the Fund. "Stand-by commitments" may be acquired when the remaining maturity of the underlying obligation is greater than 60 days, but will be exercisable by Tax-Free Fund and Institutional Tax-Free Fund only during the 60 day period before the maturity of the obligation. Absent unusual circumstances, Tax-Free Fund and Institutional Tax-Free Fund will value the underlying obligation on an amortized cost basis. Accordingly, the amount payable by a dealer during the time a "stand-by commitment" is exercisable is substantially the same as the value of the underlying obligation. Tax-Free Fund and Institutional Tax-Free Fund's right to exercise "stand-by commitments" must be unconditional and unqualified. A "stand-by commitment" is not transferable by a Fund, although it may sell the underlying obligation to a third party at any time.

     Tax-Free Fund and Institutional Tax-Free Fund expect that "stand-by commitments" will generally be available without the payment of any direct or indirect consideration. However, if necessary and advisable, a Fund may pay for stand-by commitments either separately in cash or by paying a higher price for obligations that are acquired subject to a stand-by commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in a Fund's portfolio may not exceed 1/2 of 1% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired.

     Tax-Free Fund and Institutional Tax-Free Fund intend to enter into stand-by commitments only with dealers, banks and broker-dealers that, in the opinion of the Adviser, present minimum credit risks. The Funds' reliance upon the credit of these dealers, banks and broker-dealers is secured by the value of the underlying obligations that are subject to the commitment. However, the failure of a party to honor a stand-by commitment could have an adverse impact on the liquidity of Tax-Free Fund or Institutional Tax-Free Fund during periods of rising interest rates.

     Tax-Free Fund and Institutional Tax-Free Fund intend to acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights under stand-by commitments for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or maturity of the underlying obligation, which will continue to be valued in accordance with the amortized cost method. Stand-by commitments will be valued at zero in determining net asset value. Where Tax-Free Fund or Institutional Tax-Free Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held. Stand-by commitments will not affect the average weighted maturity of Tax-Free Fund or Institutional Tax-Free Fund's portfolio.

     "WHEN-ISSUED" OBLIGATIONS. Tax-Free Fund and Institutional Tax-Free Fund may make commitments to purchase municipal obligations on a "when-issued" basis, i.e., delivery and payment for the obligations normally takes place at a date after the commitment to purchase although the payment obligation and the coupon rate have been established before the time the Fund enters into the commitment. The settlement date usually occurs within one week of the purchase of notes and within one month of the purchase of bonds. Great Hall intends that Tax-Free Fund and Institutional Tax-Free Fund will make commitments to purchase obligations with the intention of actually acquiring them, but may sell the obligations before settlement date if advisable or necessary as a matter of investment strategy. At the time a Fund makes a commitment to purchase an obligation, it will record the transaction and reflect the value of the obligation in determining its net asset value. The Funds' custodian will maintain on a daily basis a separate account for each Fund consisting of cash or liquid debt securities with a value at least equal to the amount of the Fund's commitments to purchase when-issued obligations.

     Obligations purchased on a when-issued basis or held in the Funds' portfolios are subject to changes in market value based not only upon the public's perception of the creditworthiness of the issuer but also upon changes in the level of interest rates. In the absence of a change in credit characteristics, which, of course, will cause changes in value, the value of portfolio investments can be expected to decline in periods of rising interest rates and to increase in periods of declining interest rates. Therefore, if to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased obligations on a "when-issued" basis, there will be a greater possibility that the market value of the Fund's assets will vary from $1.00 per share. See "Determination of Net Asset Value." However, each of Tax-Free Fund and Institutional Tax-Free Fund do not believe that under normal circumstances its net asset value or income will be affected by its purchase of obligations on a when-issued basis.

     When payment is made for when-issued securities, a Fund will meet its obligations from its then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would normally not expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's obligation). Sale of securities to meet these obligations would involve a greater potential for the realization of capital gains, which could cause the Funds to realize income not exempt from federal income taxation.

     STATE AND MUNICIPAL LEASE OBLIGATIONS. Tax-Free Fund and Institutional Tax-Free Fund are permitted to invest in state and municipal lease obligations ("municipal leases"). Traditionally, municipal leases have been viewed by the SEC staff as illiquid investments. However, subject to Board standards similar to the standards applicable to restricted securities (as discussed in "All Funds -- Illiquid Investments; Liquidity Guidelines"), the Adviser may treat certain municipal leases as liquid investments and not subject to the policy limiting investments in illiquid investments.

     Municipal leases are issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may take the form of a lease, an installment purchase or conditional sale contract or a participation certificate in such a lease or contract. Municipal leases frequently have the special risks described below which are not associated with general obligation or revenue bonds issued by public bodies. In determining municipal leases in which the Funds will invest, the Adviser will evaluate the credit rating of the lessee and the terms of the lease. Additionally, the Adviser may require that certain municipal leases be secured by a letter of credit or put arrangement with an independent financial institution.

     The constitution and statutes of many states contain requirements with which the state and municipalities must comply whenever incurring debt. These requirements may include approving voter referendums, debt limits, interest rate limits and public sale requirements. Municipal leases have evolved as a means for public bodies to acquire property and equipment without needing to comply with all of the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations may be inapplicable for one or more of the following reasons: (a) the inclusion in many municipal leases of a "nonappropriation clause" that provides that the public body has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body on a yearly or other periodic basis; (b) the exclusion of a municipal lease from the definition of indebtedness under relevant state law; or (c) the provision in the municipal lease for termination at the option of the public body at the end of each fiscal year for any reason or, in some cases, automatically if not affirmatively renewed.

     If a municipal lease is terminated by the public body for nonappropriation or any other reason not constituting a default under the lease, the rights of the lessor or holder of a participation interest are limited to repossession of the leased property without any recourse to the general credit of the public body. The disposition of the leased property by the lessor in the event of termination of the lease might, in many cases, prove difficult or result in a loss.

     Municipal leases represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional municipal obligations. Therefore, as mentioned above, municipal leases held by Tax-Free Fund and Institutional Tax-Free Fund will be treated as illiquid unless they are determined to be liquid pursuant to the liquidity guidelines referred to above. Additionally, the lack of an established trading market for municipal leases may make the determination of fair market value more difficult.


                             INVESTMENT RESTRICTIONS

     In addition to the investment objectives and those policies identified as fundamental in the prospectus, each of the Funds has adopted the following investment restrictions and limitations, which may not be changed without approval of shareholders owning a majority of the outstanding shares of the Fund, which as used in the prospectus and this Statement of Additional Information means the lesser of (a) 67% or more of the shares present at a shareholders' meeting if more than 50% of the Fund's shares are represented at the meeting in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund.

     As fundamental policies, Prime Fund, Government Fund, and Tax-Free Fund may not:

     (1) purchase common stocks, preferred stocks, warrants or other equity securities;

     (2) purchase securities, if immediately after such purchase more than 5% of its total assets would be invested in the securities of any one issuer (excluding securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), except that, subject to applicable SEC rules (see the discussion of Rule 2a-7 above), up to 25% of its total assets may be invested without regard to this 5% limitation;

     (3) invest more than 25% of its total assets in any one industry, except that (i) with respect to Tax-Free Fund, this restriction shall not apply to municipal obligations; (ii) with respect to Prime Fund and Tax-Free Fund this restriction shall not apply to securities issued or guaranteed by United States banks or United States branches of foreign banks that are subject to the same regulation as United States banks; and (iii) this restriction shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. If the issuer of a security is within a given industry and the security is guaranteed by an entity within a different industry, the industry of the guarantor rather than that of the issuer shall be deemed to be the industry for purposes of applying the foregoing test;

     (4) invest more than 5% of its assets in securities of issuers which, with their predecessors, have a record of less than three years continuous operation. (Securities of such issuers will not be deemed to fall within this limitation if they are guaranteed by an entity in continuous operation, with its predecessor, for more than three years);

     (5) borrow money, except for temporary or emergency non-investment purposes such as to accommodate abnormally heavy redemption requests, and then only in an amount not exceeding 5% of the value of its total assets at the time of borrowing;

     (6) pledge, mortgage or hypothecate its assets, except that to secure borrowings permitted by (5) above, it may pledge securities having a market value at the time of such pledge not exceeding 15% of its total assets;

     (7) sell securities short or purchase any securities on margin, except for such short-term credits as are necessary for clearance of portfolio transactions;

     (8) write, purchase or sell put or call options, straddles, spreads or any combination thereof except that Tax-Free Fund may acquire rights to resell obligations as set forth herein under "Great Hall Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund -- Variable and Floating Rate Demand Municipal Obligations" and "Stand-By Commitments";

     (9) underwrite any securities issued by others;

     (10) purchase or sell real estate or real estate mortgage loans (although the Funds may invest in obligations secured by interests in real estate), commodities, commodity contracts (including futures contracts), real estate partnership interests and oil, gas and mineral leases;

     (11) make loans, other than by entering into repurchase agreements and through the purchase of other permitted investments in accordance with its investment objective and policies; provided, however, that it may not enter into a repurchase agreement if, as a result thereof, more than 10% of its total assets would be subject to repurchase agreements maturing in more than seven days;

     (12) invest in companies for the purpose of exercising control or management of another company; or

     (13) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets. "Investment companies" refers only to companies registered as investment companies under the 1940 Act.

     With respect to the application of the 5% limitation contained in investment restriction (2) above to Tax-Free Fund, the non-governmental user of facilities financed by industrial development or pollution control revenue bonds and a financial institution issuing a letter of credit or comparable guarantee supporting a variable rate demand municipal obligation are considered to be issuers. In addition to the above restrictions and limitations, Tax-Free Fund may not purchase securities that are not municipal obligations and the income from which is subject to federal income tax, if such purchase would cause more than 20% of its total assets to be invested in such securities, except that Tax-Free Fund may invest more than 20% of its total assets in such securities during other than normal market conditions. Bonds subject to the alternative minimum tax are considered taxable for this test.

     As fundamental policies, Institutional Prime Fund and Institutional Tax-Free Fund may not:

     (1) borrow money or issue senior securities (as defined the Investment Company Act of 1940, as amended), except for temporary or emergency non-investment purposes such as to accommodate abnormally heavy redemption requests, and then only in an amount not exceeding 5% of the value of its total assets at the time of borrowing;

     (2) underwrite securities issued by other persons, except insofar as a Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

     (3) invest more than 25% of its total assets in any one industry, except that (i) with respect to Institutional Tax-Free Fund, this restriction shall not apply to municipal obligations; (ii) with respect to Institutional Prime Fund and Institutional Tax-Free Fund this restriction shall not apply to securities issued or guaranteed by United States banks or United States branches of foreign banks that are subject to the same regulation as United States banks; and (iii) this restriction shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. If the issuer of a security is within a given industry and the security is guaranteed by an entity within a different industry, the industry of the guarantor rather than that of the issuer shall be deemed to be the industry for purposes of applying the foregoing test;

     (4) purchase or sell real estate or real estate mortgage loans (although a Fund may invest in obligations secured by interests in real estate), commodities, commodity contracts (including futures contracts), real estate partnership interests and oil, gas and mineral leases; or

     (5) make loans, other than by entering into repurchase agreements and through the purchase of other permitted investments in accordance with its investment objective and policies.

     NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. In addition, each Fund has adopted certain non-fundamental investment restrictions, which may be changed by the Board of Directors of Great Hall without the approval by such Fund's shareholders.

     As a non-fundamental policy, Prime Fund, Government Fund, and Tax-Free Fund may not invest more than 10% of its net assets in all forms of illiquid investments, as set forth in this Statement of Additional Information under "Investment Policies--All Funds." As non-fundamental policies, Institutional Prime Fund and Institutional Tax-Free Fund may not:

     (1) invest in companies for the purpose of exercising control or management;

     (2) invest in securities issued by other investment companies in excess of limits imposed by applicable law;

     (3) invest more than 10% of its net assets in illiquid investments including but not limited to repurchase agreements maturing in more than seven days;

     (4) pledge, mortgage or hypothecate its assets, except that to secure permitted borrowings; or

     (5) sell securities short or purchase any securities on margin, except for such short-term credits as are necessary for clearance of portfolio transactions.

     PERCENTAGE RESTRICTIONS. With respect to each of the Funds, if a fundamental or non-fundamental percentage restriction or limitation is adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values or net assets will not be considered a violation thereof.

                                      TAXES

TAXATION OF THE FUNDS -- IN GENERAL

     Each of the Funds has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to continue to do so. To so qualify, a Fund must, among other things;
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) satisfy certain diversification requirements at the close of each quarter of such Fund's taxable year.

     Furthermore, in order to be entitled to pay exempt-interest dividends to shareholders, Tax-Free Fund and Institutional Tax-Free Fund must satisfy the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from federal income tax ("tax-exempt obligations").

     As a regulated investment company, a Fund will not be liable for federal income taxes on the part of its taxable net investment income and net capital gains, if any, that it distributes to shareholders if at least 90% of its net investment income (including tax-exempt income net of any disallowed deductions relating thereto) and net short-term capital gain for the taxable year is distributed. However, if for any taxable year a Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of such Fund's current or accumulated earnings and profits.

     Each Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year a Fund must distribute:
(a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year; (b) at least 98% of its capital gain net income for the twelve-month period ending on October 31 (or December 31, if such Fund so elects); and (c) any portion (not taxed to such Fund) of the respective balances from the prior year. Each Fund intends to make sufficient distributions to avoid this 4% excise tax.

     If Tax-Free Fund or Institutional Tax-Free Fund disposes of a tax-exempt obligation that it acquired at a market discount, it must recognize any gain it realizes on the disposition as ordinary income (and not as capital gain) to the extent of the accrued market discount.

     If a shareholder receives an exempt-interest dividend with respect to any share and sells or exchanges such share after holding it for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security benefits received by shareholders that are subject to federal income tax may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by shareholders of the Fund.

     Distributions of exempt-interest dividends by Tax-Free Fund and Institutional Tax-Free Fund may be subject to state and local taxes even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations that, if realized by the shareholder directly, would be exempt from such taxes. Tax-Free Fund and Institutional Tax-Free Fund will report to its shareholders annually after the close of its taxable year the percentage and source, on a state-by-state basis, of interest income earned on tax-exempt obligations held by such Fund during the preceding year. Shareholders of Tax-Free Fund and Institutional Tax-Free Fund are advised to consult their tax advisers concerning the application of state and local taxes.

     Under the Code, investors will not be allowed to deduct interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends to the extent such interest expenses relate to exempt-interest dividends received by the shareholder. State laws may also restrict the deductibility of interest on indebtedness incurred or continued to purchase or carry shares of a Fund. Indebtedness may be allocated to shares of a Fund even though not directly traceable to the purchase of such shares.

     Tax-Free Fund and Institutional Tax-Free Fund may acquire variable and floating rate demand municipal obligations and "stand-by commitments" or "puts" from banks and municipal securities dealers. See "Great Hall

Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund -- Variable and Floating Rate Demand Municipal Obligations" and "Stand-By Commitments" in this Statement of Additional Information. With respect to each such acquisition, an opinion of issuer's counsel will be issued that Tax-Free Fund and Institutional Tax-Free Fund will be treated for federal income tax purposes as the owner of the municipal obligations acquired subject to such demand features or to such stand-by commitments; the interest on such municipal obligations will be tax-exempt to Tax-Free Fund and Institutional Tax-Free Fund; and the purchase prices of municipal obligations subject to stand-by commitments must be allocated between such securities and stand-by commitments based upon their relative fair market values.

     A Fund, or a shareholder's broker with respect to a Fund, is required to withhold federal income tax at a rate of 31% of the dividends, capital gains distributions and proceeds of redemptions if a shareholder fails to furnish such Fund with a correct taxpayer identification number ("TIN") or to certify that the shareholder is exempt from such withholding or if the Internal Revenue Service notifies such Fund or broker that the shareholder has provided such Fund with an incorrect TIN or failed to properly report dividend or interest income for federal income tax purposes. Any such withheld amount will be fully creditable on each shareholder's individual federal income tax return. An individual's TIN is his or her social security number.

     The foregoing is only a summary of some of the important federal tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the federal or state income tax treatment of the Funds or their shareholders, and this discussion is not intended as a substitute for careful tax planning.

     EACH INVESTOR IS ADVISED TO CONSULT HIS OR HER TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE, LOCAL AND FOREIGN TAXATION.

                             PORTFOLIO TRANSACTIONS

     As provided in the investment advisory agreement in effect between the Adviser and the Funds, the Adviser makes investment decisions and decisions as to the execution of portfolio transactions for the Funds, subject to the general supervision of the Board of Directors of Great Hall. At times, investment decisions may be made to purchase or sell the same investment security for more than one Fund, in which case the transactions will be allocated as to amount and price in a manner considered equitable to each Fund. In some cases this procedure may possibly have a detrimental effect on the price or volume of the security as far as one or more Funds are concerned. On the other hand, the ability of the Funds to participate in volume transactions may produce better executions for the Funds in some cases. It is the opinion of the Board of Directors that the benefits available because of the Adviser's organization outweigh any disadvantages that may arise from exposure to simultaneous transactions.

     Under the 1940 Act, persons affiliated with Great Hall are prohibited from dealing with Great Hall as a principal in the purchase and sale of investments. Since over-the-counter transactions are usually principal transactions, affiliated persons of Great Hall may not serve as a dealer in connection with such transfers or commitments. The 1940 Act also prohibits Great Hall from purchasing a security being publicly underwritten from a syndicate in which any affiliated person is a principal underwriter except in accordance with certain limitations. Furthermore, Great Hall may not use any affiliated person as a broker or dealer in executing portfolio transactions without complying with the limitations imposed by the rules of the SEC, which rules require the commissions, fees or other remuneration received by such affiliated broker or dealer be: (a) reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers or dealers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time; and (b) at least as favorable as commissions contemporaneously charged by such affiliated broker or dealer on comparable transactions for its most favored comparable unaffiliated customers.

     Most purchase and sale transactions with respect to a Fund are with the issuer or an underwriter or with major dealers of securities acting as principals. Such transactions are normally on a net basis and generally do not involve payment of brokerage commissions. However, the cost of securities purchased from an underwriter normally includes a commission paid by the issuer to the underwriter. Purchases or sales from or to dealers will normally reflect the spread between bid and ask prices.

     The Adviser, in effecting purchases and sales of portfolio securities for the accounts of the Funds, will place orders in such manner as in its opinion will offer the best price and market for the execution of each transaction. Given the best price and market obtainable, it is the practice of the Funds when purchasing through dealers to select them primarily on the basis of the furnishing by such dealers, in addition to satisfactory execution of the transaction, of research information and statistical and other services to the Adviser. It is not always possible to place a dollar value on information and services received from dealers. Since it is only supplementary to the Adviser's own research efforts, the receipt of research information is not expected to reduce significantly the Adviser's expenses. Such Funds may also consider, subject to the requirement of best execution, dealers' sales of the Funds' shares when selecting dealers to execute portfolio transactions. While the Adviser will be primarily responsible for the placement of such Funds' business, the policies and practices of the Funds in this regard must be consistent with the foregoing and will at all times be subject to review by the Board of Directors of Great Hall.

     Because brokerage commissions as such are not usually paid in connection with the purchase or sale of the securities in which the Funds invest and because transactional costs are small, portfolio turnover is not expected to materially affect net asset value or yields. None of the Funds paid any brokerage commissions during the year ended July 31, 2002. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, and therefore, each Fund's turnover rate for reporting purposes will be zero.

                     MANAGEMENT AND DISTRIBUTION AGREEMENTS

INVESTMENT ADVISER; INVESTMENT ADVISORY AGREEMENT AND ADMINISTRATIVE SERVICES AGREEMENT

     The Adviser serves as each Fund's investment adviser. The Adviser is a wholly-owned subsidiary of RBC Dain Rauscher Corp. which, in turn, is an indirect wholly-owned subsidiary of Royal Bank of Canada.

     Pursuant to an investment advisory agreement (the "Advisory Agreement"), the Adviser performs and bears the internal cost of research, statistical analysis and continuous supervision of the investment portfolio of each Fund and furnishes office facilities, equipment and personnel necessary to discharge its responsibilities and duties under the Advisory Agreement. In addition, the Adviser bears all promotional expenses, including the cost of printing and distributing prospectuses utilized for promotional purposes. Other expenses are borne by whichever Fund incurs the expense and such expenses include, but are not limited to, taxes, interest, brokerage fees and commissions, and costs and expenses associated with the following matters and services: registration and qualification of Great Hall, the Funds and their shares with the SEC and the various states; services of custodians, transfer agent, dividend disbursing agent, accounting services agents, shareholder services agents, independent auditors and outside legal counsel; maintenance of corporate existence; preparation, printing and distribution of prospectuses to existing Fund shareholders; services of Great Hall directors who are not employees of the Adviser or of the Distributor or any of their affiliates; directors' and shareholders' meetings, including the printing and mailing of proxy materials; insurance premiums for fidelity and other coverage; issuance and sale of Fund shares (to the extent not borne by the Distributor under its agreement with Great Hall); redemption of Fund shares; printing and mailing of stock certificates representing shares of the Funds; association membership dues; preparation, printing and mailing of shareholder reports; and portfolio pricing services, if any. Expenses borne by Great Hall and attributable to only one Fund will be allocated to that Fund; expenses that are not specifically allocable will be allocated to each Fund in a manner and on a basis determined in good faith by the Board of Directors of Great Hall, including a majority of the Directors who are not "interested" persons of Great Hall or the Adviser, to be fair and equitable.

     Under the Advisory Agreement, the Adviser receives a monthly advisory fee based upon the average value of each Fund's daily net assets. Tax-Free Fund pays the Adviser a fee at an annual rate of .50% of its average daily net assets. Prime Fund and Government Fund each pay an advisory fee that is scaled downward as net assets increase. The fee for Prime Fund is paid at an annual rate of .55% on average daily net assets up to $700 million, .50% on average daily net assets of over $700 million up to $1.2 billion, .45% on average daily net assets of over $1.2 billion up to $2 billion, and .40% on average daily net assets of over $2 billion. The fee for Government Fund is paid at an annual rate of .50% on average daily net assets up to $100 million, .40% on average daily net assets of over $100 million up to $300 million, and .35% on average daily net assets over $300 million. Institutional Prime Fund and Institutional Tax-Free Fund each pay the Adviser a fee at an annual rate of .25% of its average net assets.

     The Funds have paid advisory fees to the Adviser as follows:

                             Prime      Institutional   Government    Tax-Free    Institutional
       Year Ended            Fund         Prime Fund       Fund         Fund      Tax-Free Fund
-----------------------------------------------------------------------------------------------
July 31, 2002 .........  $28,632,117      $1,059,896    $2,846,701   $3,404,617     $352,945
July 31, 2001 .........  $22,849,662      $1,145,041    $1,508,024   $2,371,663     $384,191
July 31, 2000 .........  $20,912,465      $1,043,328    $1,219,404   $2,194,075     $260,556*

* The Adviser voluntarily waived $48,800 of Institutional Tax-Free Fund's advisory fees for the year ended July 31, 2000.

     The Advisory Agreement continues in effect from year to year, if specifically approved at least annually by a vote cast in person at a meeting called for such purpose by a majority of the Directors of Great Hall, and a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of Great Hall or the Adviser ("Independent Directors"). The Advisory Agreement may be terminated by either party thereto, by the Independent Directors or by a vote of the holders of a majority of the outstanding securities of Great Hall, at any time, without penalty, upon 60 days' written notice, and automatically terminates in the event of an assignment. Termination will not affect the right of the Adviser to receive payment of any unpaid balance of the compensation earned prior to termination.

     The Board of Directors last reviewed the Advisory Agreement and approved
its continuation on               . In connection with its review, the Board of
Directors considered [describe factors and conclusions that form the basis for November 2002 approval].

     Pursuant to an Administrative Services Agreement, the Adviser provides Prime Fund, Government Fund and Tax-Free Fund with various administrative services which are not required to be performed by the Adviser under the Advisory Agreement. These administrative services include recordkeeping, financial reporting and various other services required to supervise and manage the business and affairs of each Fund. As compensation for these services, the Adviser receives an annual fee from each Fund equal to 0.25% of its average daily net assets.

     Effective June 1, 2002, the Adviser entered into a contractual expense limitation agreement with Prime Fund, Government Fund and Tax-Free Fund. The Adviser's obligation to waive fees and/or reimburse expenses pursuant to the expense limitation agreement is limited to 0.25% per annum of each Fund's average daily net assets. The limitations on the annual fund operating expenses of these Funds may be terminated by the Adviser with respect to any Fund or class upon 60 days' prior written notice to Great Hall's Board of Directors. Notwithstanding any contractual expense limitation, the Adviser may, at its option, voluntarily waive any Fund's operating expenses from time to time. Any such program may be changed or eliminated at any time without notice.

THE DISTRIBUTOR

     The Funds are distributed by RBC Dain Rauscher Inc., 60 South Sixth Street, Minneapolis, MN 55402 (the "Distributor"), a member firm of the New York Stock Exchange (the "NYSE"), the National Association of Securities Dealers, Inc. and a wholly owned subsidiary of RBC Dain Rauscher Corp. which, in turn, is an indirect wholly owned subsidiary of Royal Bank of Canada. The Funds have agreed to indemnify the Distributor and its affiliates, to the extent permitted by applicable law, against certain liabilities under the Securities Act of 1933. Each of Prime Fund, Government Fund and Tax-Free Fund (with respect to its Reserve Shares only) has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under Rule 12b-1.

     The plan of distribution authorizes such Funds to pay the Distributor a 12b-1 fee for various services that the Distributor (or participating financial institutions) performs in connection with the distribution of the Fund's shares. The Distributor uses the 12b-1 fee to compensate participating financial institutions for providing marketing, consulting, access and other services. The Distributor compensates participating financial institutions based on the nature and level of distribution-related services they agree to perform.

     For each of Prime Fund's, Government Fund's and Tax-Free Fund's Reserve Shares, the 12b-1 fee paid by the Fund to the Distributor is equal to 0.25% of the average daily net assets of the outstanding Reserve Shares. The Distributor received no compensation from Tax-Free Fund's Reserve Shares during the last fiscal year because its Reserve Shares were not offered during the last fiscal year.

     For the period ended July 31, 2002, the Distributor earned the following Rule 12b-1 fees from Prime Fund and Government Fund's Reserve Shares:

          ----------------------------------------------------------------------
          Prime Fund            [        ]
          Government Fund       [        ]

     The Distributor receives no compensation for the sale of Investor Shares of such Funds or for the sale of shares of Institutional Prime Fund or Institutional Tax-Free Fund.


                        DETERMINATION OF NET ASSET VALUE

     The net asset value per share of each Fund is calculated separately for each Fund. The assets and liabilities of each Fund are determined in accordance with generally accepted accounting principles and the applicable rules and regulations of the SEC. Assets and liabilities attributable to a specific Fund are allocated to that Fund.

Assets and liabilities not readily identifiable to a Fund will be allocated among the Funds in a manner and on a basis determined in good faith pursuant to procedures established by the Board of Directors, including a majority of the Directors who are not "interested persons" of Great Hall or the Adviser, to be fair and equitable.

     The Funds value their portfolio securities using the amortized cost method. This method involves valuing a security at its cost and thereafter accruing any discount or premium at a constant rate to maturity. By declaring these accruals to a Fund's shareholders in the daily dividend, the value of the Fund's assets and, thus, its net asset value per share, will generally remain constant. Although this method provides certainty in valuation, it may result in periods during which the value of a Fund's securities, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the securities. During these periods, the yields on shares of the Fund may differ somewhat from that obtained in similar funds with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of their portfolio securities. For example, if the use of amortized cost by any Fund resulted in lower aggregate portfolio value on a particular day, prospective investors in the Fund would be able to obtain a somewhat higher yield than would result from investments in a similar fund utilizing solely market values. The converse would apply during a period of rising interest rates.

     On July 31, 2002, the net asset value and the maximum public offering price per share for the Funds were calculated as follows:


PRIME FUND (INVESTOR SHARES)

         Net Assets ($8,524,899,113)     =  Net Asset Value Per Share ($1.00)
     ----------------------------------
     Shares Outstanding (8,524,899,113)

PRIME FUND (RESERVE SHARES)

           Net Assets ($46,908,876)      =  Net Asset Value Per Share ($1.00)
     ----------------------------------
      Shares Outstanding (46,908,876)

INSTITUTIONAL PRIME FUND

          Net Assets ($449,200,336)      =  Net Asset Value Per Share ($1.00)
     ----------------------------------
      Shares Outstanding (449,200,336)

GOVERNMENT FUND (INVESTOR SHARES)

         Net Assets ($1,087,907,755)     =  Net Asset Value Per Share ($1.00)
     ----------------------------------
     Shares Outstanding (1,087,907,755)

GOVERNMENT FUND (RESERVE SHARES)

          Net Assets ($12,760,148)       =  Net Asset Value Per Share ($1.00)
     ----------------------------------
       Shares Outstanding (12,760,148)

TAX-FREE FUND (INVESTOR SHARES)

         Net Assets ($909,073,585)       =  Net Asset Value Per Share ($1.00)
     ----------------------------------
      Shares Outstanding (909,073,585)

INSTITUTIONAL TAX-FREE FUND

         Net Assets ($193,175,413)       =  Net Asset Value Per Share ($1.00)
     ----------------------------------
      Shares Outstanding (193,175,413)

                         CALCULATION OF PERFORMANCE DATA

YIELD

     As stated in the Prospectus, each Fund from time to time may advertise its yield.

     The current yield of the Funds is computed by determining the change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day period, and dividing the change by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent.

     For the seven-day period ended July 31, 2002, the current yields of Prime Fund (Investor Shares), Prime Fund (Reserve Shares), Institutional Prime Fund, Government Fund (Investor Shares), Government Fund (Reserve Shares), Tax-Free Fund (Investor Shares) and Institutional Tax-Free Fund were 1.19%, 0.90%, 1.59%, 1.11%, 0.82%, 0.89% and 1.59%, respectively.

     The effective or compounded yield for the Funds is computed by determining the change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day period, and dividing the change by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

            Effective yield = [(Base period return + 1) 365/7] - 1

     For the seven-day period ended July 31, 2002, the effective yields of Prime Fund (Investor Shares), Prime Fund (Reserve Shares), Institutional Prime Fund, Government Fund (Investor Shares), Government Fund (Reserve Shares), Tax-Free Fund (Investor Shares) and Institutional Tax-Free Fund were 1.19%, 0.90%, 1.60%, 1.11%, 0.82%, 0.89% and 1.16%, respectively.

     The taxable equivalent yield of Tax-Free Fund (Investor Shares) and Institutional Tax-Free Fund is calculated by applying the stated income tax rate only to that portion of the Fund's seven-day yield or effective yield that is exempt from taxation. The stated income tax rate is subtracted from the number 1 (E.G., 1 minus 36% equals 64%), and the tax-exempt portion of the yield is divided by the difference. The result is then added to that portion of the Fund's yield, if any, that is not tax-exempt.

     Assuming federal marginal tax rates of 28%, 31%, 36% and 39.6%, the taxable equivalent current yields of Tax-Free Fund (Investor Shares) for the seven-day period ended July 31, 2002 were 1.24%, 1.29%, 1.39% and 1.47%, respectively. The taxable equivalent current yields of Institutional Tax-Free Fund for the seven-day period ended July 31, 2002 were 1.60%, 1.67%, 1.80% and 1.90%, respectively. Assuming the same federal marginal tax rates, the taxable equivalent effective yields of Tax-Free Fund (Investor Shares) for the seven-day period ended July 31, 2002 were 1.24%, 1.29%, 1.39% and 1.47%, respectively. The taxable equivalent effective yields of Institutional Tax-Free Fund for the seven-day period ended July 31, 2002 were 1.61%, 1.68%, 1.81% and 1.92%, respectively.

                             DIRECTORS AND OFFICERS

     Directors and officers of Great Hall Investment Funds, Inc., together with information as to their principal occupations during the past five years, are set forth below. Unless otherwise indicated below, the address of each director and officer is the same as that of Great Hall -- 60 South Sixth Street, Minneapolis, Minnesota 55402.

                                                                                           Number of
                                                                   Principal                Funds in         Other
                         Position(s)     Term of Office           Occupations             Fund Complex   Directorships
                          Held With      and Length of            During Past              Overseen by      Held by
 Name, Address and Age      Funds        Time Served(1)           Five Years                Director       Director(2)
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
T. Geron ("Jerry") Bell   Director        Director of        President of the                   5             None
34 Kirby Puckett Place                    Great Hall         Minnesota Twins Baseball
Minneapolis, MN 55415                     Investment         Club Incorporated since
Age: 61                                   Funds, Inc.        1987.
                                          since 1993.

Sandra J. Hale            Director        Director of        President of Enterprise            5             None
Age: 67                                   Great Hall         Management, Int'l.
                                          Investment         since 1991.
                                          Funds, Inc.
                                          since 1991.

Ronald James              Director        Director of        President and Chief                5             None
MJH 300, 1000 Lasalle                     Great Hall         Executive Officer, Center
Minneapolis, MN                           Investment         for Ethical Business
55403-2005                                Funds, Inc.        Cultures since 2000;
Age: 51                                   since 1992.        President and Chief
                                                             Executive Officer of
                                                             Ceridian Corporation
                                                             (human resources services)
                                                             from 1996 to 1998.

Jay H. Wein               Director        Director of        Independent investor and           5             None
5305 Elmridge Circle                      Great Hall         business consultant since
Excelsior, MN 55331                       Investment         1989.
Age: 70                                   Funds, Inc.
                                          since 1991.

OFFICERS:

John G. Taft              Chief           Chief Executive    Head of Wealth Management         N/A             N/A
Age: 48                   Executive       Officer of         Services of RBC Dain
                          Officer         Great Hall         Rauscher Inc. since 2002;
                                          Investment         President, Chief Executive
                                          Funds, Inc.        Officer and Director of the
                                          since 2001.        Adviser since 2000; Chief
                                                             Executive Officer and
                                                             Director of Voyageur Asset
                                                             Management LLC from 1991
                                                             to 1997 and Chairman from
                                                             1999 to 2000; Director of
                                                             Dougherty Summit
                                                             Securities LLC from 1997
                                                             to 2000; Chief Executive
                                                             Officer and Director of
                                                             Dougherty Dawkins LLC
                                                             during 1997.

                                                                                           Number of
                                                                   Principal                Funds in         Other
                         Position(s)     Term of Office           Occupations             Fund Complex   Directorships
                          Held With      and Length of            During Past              Overseen by      Held by
 Name, Address and Age      Funds        Time Served(1)           Five Years                Director       Director(2)
----------------------------------------------------------------------------------------------------------------------
Raye C. Kanzenbach        Chief           Chief              Managing Director                 N/A             N/A
Age: 54                   Investment      Investment         and Chief Investment
                          Officer         Officer of         Officer of the Adviser.
                                          Great Hall
                                          Investment
                                          Funds, Inc.
                                          since 1997.

Jennifer Lammers          Chief           Chief Financial    Vice President, Director of       N/A             N/A
Age: 41                   Financial       Officer of         Finance of the Adviser since
                          Officer         Great Hall         2001; Compliance Officer of
                                          Investment         the Adviser from 2000 to
                                          Funds, Inc.        2001; Vice President and
                                          since 2001.        Manager Financial Reporting
                                                             and Fund Accounting of RBC
                                                             Dain Rauscher Inc. since
                                                             2000 and Manager External
                                                             Reporting from 1998 to
                                                             2000; Controller, PROSAR
                                                             Incorporated from 1997 to
                                                             1998; Director, Internal
                                                             Audit, International
                                                             Multifoods Corporation
                                                             from 1995 to 1997.

Christopher J. Tomas      Compliance      Compliance         Vice President of                 N/A             N/A
Age: 32                   Officer         Officer of         RBC Dain Rauscher Inc. and
                                          Great Hall         Finance Manager of the
                                          Investment         Adviser since 2001; Senior
                                          Funds, Inc.        Financial Analyst of RBC
                                          since 2001.        Dain Rauscher Inc. from
                                                             1999 to 2001; Financial
                                                             Analyst of RBC Dain
                                                             Rauscher Inc. from 1997 to
                                                             1999; Senior Staff
                                                             Accountant of RBC Dain
                                                             Rauscher Inc. during 1996.

Matthew L. Thompson       Secretary       Secretary of       Partner with the law firm of      N/A             N/A
2200 Wells Fargo Center                   Great Hall         Faegre & Benson LLP,
90 South Seventh St.                      Investment         which serves as general
Minneapolis, MN 55402                     Funds, Inc.        counsel to Great Hall
Age: 45                                   since 1994.        Investment Funds, Inc.

------------------
(1)Directors of the Funds serve a term of indefinite length until earlier of death, resignation, removal or disqualification, and stand for re-election by shareholders only as and when required under the Investment Company Act. Officers of the Funds serve one year terms, subject to annual reappointment by the Board of Directors.

(2)Only includes directorships held in a company with a class of securities registered pursuant to Section 12 of the Securities and Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities and Exchange Act of 1934, or any company registered as an investment company under the Investment Company Act.

STANDING COMMITTEE OF THE BOARD OF DIRECTORS

     The Audit Committee is currently the only standing committee of the Board of Directors.

                                                                                                  Number of
                                                                                                  Committee
                                                                                                Meetings Held
                                                                                                 During Last
                                   Committee Function                    Committee Members       Fiscal Year
-------------------------------------------------------------------------------------------------------------
Audit Committee   The function of the Audit Committee is (i) to      Jay H. Wein (Chair)             2
                  select the Funds' independent auditors, (ii) to    T. Geron ("Jerry") Bell
                  oversee the Funds' accounting and financial        Sandra J. Hale
                  reporting policies and practices and matters       Ronald James
                  relating to internal control, and (iii) to
                  oversee the quality and objectivity of the Funds'
                  financial statements and the independent audits
                  of those statements.

FUND SHARES OWNED BY DIRECTORS

     The table below discloses the dollar ranges of (i) each director's beneficial ownership in shares of Prime Fund, Government Fund, Tax-Free Fund, Institutional Prime Fund and Institutional Tax-Free Fund, and (ii) each director's aggregate beneficial ownership in Great Hall. The information is based on the value of each Fund's shares as of December 31, 2001.

                                                                                Aggregate Dollar Range of
                                                Dollar Range of Equity            Equity Securities in
     Name of Director                          Securities in each Fund                 Great Hall
---------------------------------------------------------------------------------------------------------
T. Geron ("Jerry") Bell                               [    ]                             [    ]
Sandra J. Hale                                         None                               None
Ronald James                                           None                               None
Jay H. Wein                                     $50,001 - $100,000                 $50,001 - $100,000
                                          (Prime Fund - Investor Shares)

COMPENSATION

     The annual compensation of each Director is $12,000 plus $3,500 for each regularly scheduled meeting attended (in-person or telephonically) and $1,000 for each special telephonic meeting attended. Legal fees and expenses are also paid to Faegre & Benson LLP, the law firm of which Matthew L. Thompson, Secretary of Great Hall, is a partner. No compensation is paid by Great Hall to any of its officers who are affiliated with the Adviser. The following table sets forth the aggregate compensation (excluding expenses) paid by Great Hall to its directors during the fiscal year ended July 31, 2002:

                               Aggregate           Pension or            Estimated
                             Compensation     Retirement Benefits     Annual Benefits          Total
         Name of                 From          Accrued As Part of           Upon           Compensation
         Director             Great Hall      Great Hall Expenses        Retirement       from Great Hall
---------------------------------------------------------------------------------------------------------
T. Geron ("Jerry") Bell         $23,500               None                  None              $23,500
Sandra J. Hale                  $22,500               None                  None              $22,500
Ronald James                    $23,500               None                  None              $23,500
Jay H. Wein                     $23,500               None                  None              $23,500

                               GENERAL INFORMATION

     Great Hall was incorporated under the laws of the State of Minnesota in June 1991 and is registered with the SEC under the 1940 Act as an open-ended management investment company (commonly known as a "mutual fund"). This registration does not involve supervision of management or investment policy by an agency of the federal government. Great Hall is authorized to issue shares representing interests in separate series. Currently, Great Hall offers its shares in five separate series. One hundred billion shares have been designated for each of the Prime Fund, the Government Fund and the Tax-Free Fund. Ten billion shares have been designated for each of the Institutional Prime Fund and the Institutional Tax-Free Fund.

     Shares of Prime Fund, Government Fund and Tax-Free Fund are issued by Great Hall in two separate classes, which are referred to as Investor Shares and Reserve Shares of such Funds. Such shares provide for variations in distribution and service fees, voting rights and dividends. To the extent permitted by the 1940 Act, Great Hall may also provide for variations in other costs between such share classes although it has no present intention to do so. Except for differences between such two classes, each class of shares represents an equal proportionate interest in such Fund. Shares of Institutional Prime Fund and Institutional Tax-Free Fund are issued in only one share class.

     Under the terms of the Custodian Agreement, Wells Fargo Bank Minnesota, N.A., 733 Marquette Avenue, Minneapolis, Minnesota 55479-0040 (the "Custodian") holds and safekeeps all of the assets of each Fund. For its services, the Custodian receives from each Fund a monthly fee based upon the average market value of such Fund's securities held in custody plus securities transaction charges; it is also reimbursed for certain out-of-pocket expenses.

     Under the terms of an Investment Account Agreement, State Street, 801 Pennsylvania, Kansas City, Missouri 64105, (the "Fund Accounting Agent") performs necessary investment accounting and recordkeeping services for each Fund. For its services, the Fund Accounting Agent is paid a monthly fee and is reimbursed for certain out-of-pocket expenses.

     The Funds have paid fees to the Fund Accounting Agent as follows:

                                           Institutional                                      Institutional
                               Prime           Prime        Government         Tax-Free         Tax-Free
     Year Ended                 Fund            Fund          Fund               Fund             Fund
-----------------------------------------------------------------------------------------------------------
     July 31, 2002                             6,548                            293,220           3,347
      Investor Share Class     103,737                        26,106
      Reserve Share Class        1,045                         1,100
     July 31, 2001             104,670        27,655          26,883             41,640          27,299
     July 31, 2000              87,155        20,647          20,238             37,278          14,423

     Under the terms of the Transfer Agency Agreement, PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19890-0001, (the "Transfer Agent") maintains the shareholder account records for each Fund, handles certain communications between shareholders and each Fund, distributes dividends and distributions payable by each Fund and produces statements with respect to account activity for each Fund and its shareholders. For these services, the Transfer Agent receives a flat monthly fee and is also reimbursed for certain out-of-pocket expenses.

     The Distributor also performs certain shareholder account services for the Funds pursuant to a Shareholder Account Service Agreement. Under the terms of the Shareholder Account Service Agreement, the Distributor disburses or credits all proceeds of redemptions, dividends and other distributions to shareholders, handles certain communications between shareholders and each Fund, prepares shareholder records, maintains a master account with the Transfer Agent on behalf of shareholders and performs other related services. For its services, the Distributor receives a monthly fee computed on the basis of the number of shareholder accounts that are maintained for each Fund during the month and also is reimbursed for certain out-of-pocket expenses.

                                           Institutional                                       Institutional
                               Prime           Prime           Government      Tax-Free          Tax-Free
     Year Ended                 Fund            Fund             Fund            Fund              Fund
------------------------------------------------------------------------------------------------------------
     July 31, 2002                             6,548                            293,220           3,347
      Investor Share Class   11,861,405                         485,295
      Reserve Share Class        12,247                             286
     July 31, 2001            6,722,097        4,307            198,475         152,340           2,422
     July 31, 2000            5,859,750        2,905            158,060         144,250           1,949

     Great Hall maintains accounting records that specifically allocate assets and liabilities on a series by series basis. The shares of each series represent an undivided interest in the assets and liabilities specifically allocated to that series. Creditors and other persons contracting with Great Hall with respect to a series may look solely to the assets of that series to satisfy claims against Great Hall.

     RBC Dain Rauscher Inc. is the record owner of all outstanding shares of each Fund. Set forth below are the names, addresses and number of shares of each Fund beneficially owned by persons known to Great Hall and RBC Dain Rauscher Inc. to beneficially own more than 5% of any Fund's common shares as of October 31, 2002:

                                Number of Shares             % of
          Name and Address     Beneficially Owned     Outstanding Shares
          --------------------------------------------------------------
          [              ]            [    ]               [    ]

     Depending on prevailing economic and market conditions, the presence of one or more large beneficial owners in a Fund could pose certain risks to the Fund and its other shareholders. For example, the presence of such a shareholder could raise liquidity concerns which could require the Fund to invest in a manner that may not optimize investment returns. As of the date of this Statement of Additional Information, the Adviser does not believe that the presence of any of the aforementioned beneficial owners poses such a risk.

     Great Hall's Articles of Incorporation and Bylaws provide that meetings of shareholders be held as determined by the Board of Directors and as required by the 1940 Act. Minnesota corporation law requires a meeting of shareholders to be held upon the written request of shareholders holding 10% or more of the voting shares of Great Hall, with the cost of preparing and mailing the notice of such meeting payable by the requesting shareholders. The 1940 Act requires a shareholder vote for all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 plans.

     Under Minnesota law, the Board of Directors has overall responsibility for managing Great Hall in good faith, in a manner reasonably believed to be in the best interests of Great Hall, and with the care an ordinarily prudent person in a like position would exercise in similar circumstances.

     Under Minnesota law, directors owe Great Hall and its shareholders certain fiduciary duties, including a duty of "loyalty" (to act in good faith and in the best interests of Great Hall) and a duty of "care" (to act with the care that a reasonably prudent person would exercise under similar circumstances). Minnesota law authorizes corporations to eliminate the personal monetary liability of directors to the corporation or its shareholders for breach of the duty of "care." Directors of corporations adopting such a limitation provision still owe the corporation this duty of "care," but under most circumstances cannot be sued for monetary damages for breaches of such duty. The Articles of Incorporation of Great Hall limit the liability of directors to the fullest extent permitted by law.

     The directors of Great Hall remain fully liable (including possibly for monetary damages) for breaches of their duty of "loyalty," for self-dealing, for bad faith and intentional misconduct, and for violations of the 1933 Act, the Securities Exchange Act of 1934, and certain provisions of Minnesota corporation law. Additionally, the 1940 Act prohibits limiting a director's liability for willful misfeasance, bad faith, gross negligence, or reckless disregard of the director's duties in the conduct of the director's office, and it is uncertain whether and to what extent directors remain liable for monetary damages for violations of the 1940 Act. The SEC staff has taken the position that investment company directors remain liable for monetary damages under certain circumstances.

     Upon issuance and sale in accordance with the terms of the Funds' prospectus and Statement of Additional Information, each share of a Fund will be fully paid and non-assessable. Shares have no preemptive, subscription or conversion rights and are redeemable as set forth under "How To Redeem Shares" in the prospectus. In the event of the dissolution or liquidation of Great Hall, the holders of the shares of any Fund are entitled to receive, as a class, the underlying assets of such Fund available for distribution to shareholders.


                              COUNSEL AND AUDITORS

     Faegre & Benson LLP, 2200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, serves as Great Hall's general counsel. Robins, Kaplan, Miller & Ciresi L.L.P., 2800 LaSalle Plaza, 800 LaSalle Avenue, Minneapolis, Minnesota 55402, serves as counsel to Great Hall's disinterested directors.

     PricewaterhouseCoopers LLP, 650 Third Avenue South, Suite 1300, Minneapolis, Minnesota 55402, has been selected as the independent auditors of Great Hall for its fiscal year ending July 31, 2003.

                         FINANCIAL AND OTHER INFORMATION

     The Prospectus and this Statement of Additional Information do not contain all the information included in Great Hall's Registration Statement filed with the SEC under the 1933 Act and the 1940 Act (the "Registration Statement") with respect to the securities offered by the Prospectus and this Statement of Additional Information. Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits thereto may be examined at the office of the SEC in Washington, D.C.

     Statements contained in the Prospectus or in this Statement of Additional Information as to any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

                                    APPENDIX

                             RATINGS OF INVESTMENTS

     The following is a description of Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's") commercial paper, loan, note and bond ratings. To the extent that ratings accorded by S&P or Moody's may change as a result of changes in such organizations, the Funds will attempt to use comparable rating standards for their permissible investments.


DESCRIPTION OF MOODY'S COMMERCIAL PAPER, LOAN AND NOTE RATINGS.

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Repayment capacity will normally be evidenced by the following characteristics:

     o  Leading market positions in well established industries.

     o  High rates of return on funds employed.

     o Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     o Well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     Loans bearing the designation MIG-1 by Moody's are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     Loans bearing the designation of MIG-2 are of high quality, with margins of protection ample although not so large as the preceding group.

     Loans bearing the designation of MIG-3 are of favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.


DESCRIPTION OF S&P'S COMMERCIAL PAPER AND MUNICIPAL NOTE RATINGS

     The rating A is the highest commercial paper rating assigned by S&P. Issues in this category have the greatest capacity for timely payment and are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

     The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

     The designation A-2 indicates that the capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

     The designation A-3 indicates a satisfactory capacity for timely payment. However, issues with this designation are somewhat more vulnerable to the adverse effects of changes in circumstances than issues carrying the higher designations.

     Municipal notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issuers determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     Municipal notes rated SP-2 have a satisfactory capacity to pay principal and interest.

     Municipal notes rated SP-3 have a speculative capacity to pay principal and interest.


DESCRIPTION OF S&P'S BOND RATINGS

     AAA -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in a small degree.

     A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher-rated categories.

     BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     Plus (+) or (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


DESCRIPTION OF MOODY'S BOND RATINGS

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than with respect to Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Within each rating classification from Aa through B, Moody's has assigned the numerical modifiers 1, 2 and 3. The modifier 1 indicates that a security ranks in the high end of that rating category, 2 in the mid-range of a category and 3 nearer the low end of a category.

                        GREAT HALL INVESTMENT FUNDS, INC.


                     POST-EFFECTIVE AMENDMENT NO. 19 TO THE
                       REGISTRATION STATEMENT ON FORM N-1A


                                     PART C


                                OTHER INFORMATION

                       GREAT HALL INVESTMENT FUNDS, INC.

                     POST-EFFECTIVE AMENDMENT NO. 19 TO THE
                      REGISTRATION STATEMENT ON FORM N-1A

                                     PART C
                                OTHER INFORMATION

Item 23 -- Exhibits

(a)      Articles of Incorporation (1)
(a)(1)   Certificate of Designation for Series A, Class 2 Common Shares,
         Series B, Class 2 Common Shares and Series C, Class 2 Common Shares (7)
(b)      Bylaws, as amended through May 16, 2001 (7)
(c)      Not applicable
(d)      Investment Advisory Agreement (4)
(e)      Distribution Agreement (7)
(f)      Not applicable
(g)      Custodian Contract (1)
(h)(1)   Transfer Agency and Service Agreement (2)
(h)(2)   Shareholder Account Services Agreement (7)
(h)(3)   Investment Accounting Agreement (3)
(h)(4)   Administrative Services Agreement (Investor Shares) (8)
(h)(5)   Administrative Services Agreement (Reserve Shares) (8)
(i)      Opinion and Consent of Faegre & Benson LLP (7)
(j)      Not applicable
(k)      Not applicable
(l)      Letter of Investment Intent (1)
(m)      Rule 12b-1 Plan of Distribution (Reserve Shares) (7)
(n)      Rule 18f-3 Multiple Class Plan (7)
(o)      Code of Ethics (6)
(p)      Power of Attorney (6)

--------------------------------------------------------------------------------
(1) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement filed on or about November 29, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement filed on or about December 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement filed on or about August 1, 1997.

(4) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement filed on or about September 29, 1998.

(5) Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement filed on or about November 25, 1998.

(6) Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement filed on or about December 1, 2000.

(7) Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on or about June 1, 2001.

(8) Filed electronically herewith.

Item 24 -- Persons Controlled by or Under Common Control with Registrant

         See the information set forth under the caption "Fund Management" in the Prospectuses (Part A of this Registration Statement) and under the captions "Management and Distribution Agreements" and "Directors and Officers" in the Statement of Additional Information (Part B of this Registration Statement).

Item 25 -- Indemnification

         The Articles of Incorporation (Exhibit (a)) and Bylaws (Exhibit (b)) of the Registrant provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to the full extent permitted by Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended, provided that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding, if, with respect to the acts or omissions of the person complained of in the proceeding, the person: (a) has not been indemnified by another organization for the same judgments, penalties, fines, settlements and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; (b) acted in good faith; (c) received no improper personal benefit; (d) complied with the Minnesota Statute dealing with directors' conflicts of interest, if applicable; (e) in the case of a criminal proceeding, had no reasonable cause to believe the conduct was unlawful; and (f) reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26 -- Business and Other Connections of Investment Adviser

         Information on the business of the Registrant's investment adviser and on the officers and directors of the investment adviser is set forth under the caption "Fund Management" in the Prospectuses (Part A of this Registration Statement) and under the captions "Management and Distribution Agreements" and "Directors and Officers" in the Statement of Additional Information (Part B of this Registration Statement).

Item 27 -- Principal Underwriters

         (a) As set forth in the Prospectuses and Statement of Additional Information, RBC Dain Rauscher Inc. serves as the principal underwriter of the Registrant's shares of common stock. As of the date of this filing, RBC Dain Rauscher Inc. does not serve as a principal underwriter to any other registered investment companies.

         (b) The principal business address of each director and officer of RBC Dain Rauscher Inc. is 60 South Sixth Street, Minneapolis, Minnesota 55402, 90 South Seventh Street, Minneapolis, Minnesota 55402 or CityPlace, 2711 North Haskell Avenue, Dallas, Texas 75204. The names, positions and offices of the directors and senior officers of RBC Dain Rauscher Inc. are set forth below.


         Name                  Positions and Offices with Underwriter
         ----                  --------------------------------------
         Irving Weiser         Chief Executive Officer, President and Chairman
                               of the Board
         Peter Armenio         Senior Executive Vice President and Director
         Peter M. Grant        Senior Executive Vice President and Director
         Lisa Ferris           Executive Vice President, Chief Financial Officer
                               and Director
         Paula H. Phillippe    Executive Vice President and Director
         Carla J. Smith        Executive Vice President, Secretary and Director

         (c) Not applicable.

Item 28 -- Location of Accounts and Records

         The custodian of the Registrant is Wells Fargo Bank Minnesota, N.A., 90 South Seventh Street, Minneapolis, Minnesota 55402. The dividend disbursing agent and transfer agent of the Registrant is PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809. The fund accounting agent of the Registrant is State Street Bank, 801 Pennsylvania, Kansas City, Missouri 64105. Other records will be maintained by the Registrant at its principal offices, which are located at 60 South Sixth Street, Minneapolis, Minnesota 55402.

Item 29 -- Management Services

         Not applicable.

Item 30 -- Undertakings

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota, on the 23rd day of September, 2002.

                                        GREAT HALL INVESTMENT FUNDS, INC.


                                        By        /s/ John G. Taft
                                           -------------------------------------
                                                  John G. Taft
                                                  Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

Name/Signature                Title                           Date
--------------                -----                           ----

 /s/ John G. Taft             Chief Executive Officer
---------------------------   (Principal Executive Officer)   September 23, 2002
John G. Taft

 /s/ Jennifer Lammers         Chief Financial Officer
---------------------------   (Principal Financial and
Jennifer Lammers              Accounting Officer)             September 23, 2002

T. Geron Bell*                Director

Sandra J. Hale*               Director

Ronald James*                 Director

Jay H. Wein*                  Director


*By  /s/ Jennifer Lammers
    -----------------------
     Jennifer Lammers
     Attorney-in-Fact                                         September 23, 2002

(Pursuant to Power of Attorney dated September 6, 2000, filed as Exhibit S to Post-Effective Amendment No. 15 to the Registration Statement on December 1, 2000.)

                                  EXHIBIT INDEX

Exhibit     Description
-------     -----------
  (h)(4)    Administrative Services Agreement (Investor Shares)    Filed Electronically herewith
  (h)(5)    Administrative Services Agreement (Reserve Shares)     Filed Electronically herewith